UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 89.1%

COMMON STOCKS - 89.1%

Aerospace & Defense - 1.8%
BWX Technologies, Inc.(a)	676	22,687
Northrop Grumman Corp.	116	22,956
Orbital ATK, Inc.	260	22,604
Raytheon Co.	184	22,564
		90,811
Airlines - 0.9%
Alaska Air Group, Inc.(a)	276	22,637
JetBlue Airways Corp.*(a)	1,072	22,641
		45,278
Banks - 3.6%
Bank of Hawaii Corp.(a)	332	22,669
Bank of the Ozarks, Inc.	540	22,664
BankUnited, Inc.(a)	660	22,731
Commerce Bancshares, Inc.(a)	504	22,655
First Republic Bank(a)	344	22,924
Fulton Financial Corp.(a)	1,700	22,746
Signature Bank*	168	22,868
Western Alliance Bancorp*	680	22,698
		181,955
Beverages - 0.5%
Constellation Brands, Inc., Class A	152	22,966

Biotechnology - 0.9%
Anacor Pharmaceuticals, Inc.*(a)	412	22,021
Ultragenyx Pharmaceutical, Inc.*	360	22,792
		44,813
Building Products - 2.2%
A.O. Smith Corp.(a)	300	22,893
Fortune Brands Home & Security, Inc.(a)	404	22,640
Lennox International, Inc.	168	22,712
Masco Corp.	724	22,770
Owens Corning	484	22,883
		113,898
Chemicals - 2.2%
Albemarle Corp.(a)	356	22,759
Cabot Corp.	468	22,619
Celanese Corp.(a)	348	22,794
Dow Chemical Co. (The)(a)	448	22,785
Scotts Miracle-Gro Co. (The), Class A	312	22,704
		113,661
Commercial Services & Supplies - 1.8%
Cintas Corp.(a)	252	22,632
Healthcare Services Group, Inc.(a)	616	22,675
Republic Services, Inc.	476	22,681
Rollins, Inc.	840	22,781
		90,769
Communications Equipment - 1.3%
Juniper Networks, Inc.(a)	892	22,755
Motorola Solutions, Inc.	300	22,710
ViaSat, Inc.*	312	22,926
		68,391
Construction Materials - 0.4%
Vulcan Materials Co.	216	22,803

Containers & Packaging - 1.3%
AptarGroup, Inc.(a)	288	22,582
Avery Dennison Corp.(a)	316	22,787
Bemis Co., Inc.	440	22,783
		68,152
Diversified Financial Services - 1.8%
CBOE Holdings, Inc.	348	22,735
MarketAxess Holdings, Inc.	180	22,469
MSCI, Inc.	308	22,817
Nasdaq, Inc.	344	22,835
		90,856
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	580	22,719

Electric Utilities - 0.9%
IDACORP, Inc.(a)	304	22,675
Westar Energy, Inc.	460	22,821
		45,496
Electrical Equipment - 0.4%
Acuity Brands, Inc.(a)	104	22,687

Electronic Equipment, Instruments & Components - 0.9%
Littelfuse, Inc.	184	22,652
Tech Data Corp.*	296	22,724
		45,376
Energy Equipment & Services - 0.9%
Core Laboratories NV(a)	204	22,932
Patterson-UTI Energy, Inc.	1,276	22,483
		45,415
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.(a)	200	22,664
Sysco Corp.	488	22,804
		45,468
Food Products - 4.5%
B&G Foods, Inc.(a)	656	22,835
Campbell Soup Co.(a)	356	22,709
ConAgra Foods, Inc.(a)	512	22,846
Hormel Foods Corp.(a)	528	22,831
Ingredion, Inc.(a)	212	22,640
Kraft Heinz Co. (The)(a)	288	22,625
Lancaster Colony Corp.(a)	204	22,556
McCormick & Co., Inc. (Non-Voting)	228	22,681
Post Holdings, Inc.*	328	22,557
Tyson Foods, Inc., Class A	340	22,664
		226,944
Gas Utilities - 1.3%
Atmos Energy Corp.(a)	308	22,872
ONE Gas, Inc.	372	22,729
WGL Holdings, Inc.	312	22,580
		68,181

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 5.3%
ABIOMED, Inc.*(a)	240	22,754
Align Technology, Inc.*(a)	312	22,679
Baxter International, Inc.	552	22,676
Boston Scientific Corp.*(a)	1,212	22,798
C.R. Bard, Inc.	112	22,699
DENTSPLY SIRONA, Inc.	368	22,680
Edwards Lifesciences Corp.*(a)	260	22,935
Hologic, Inc.*(a)	656	22,632
Intuitive Surgical, Inc.*	36	21,638
Stryker Corp.	212	22,746
Teleflex, Inc.	144	22,609
West Pharmaceutical Services, Inc.	328	22,737
		271,583
Health Care Providers & Services - 2.7%
Aetna, Inc.(a)	200	22,470
Amsurg Corp.*(a)	304	22,678
Chemed Corp.(a)	168	22,756
Henry Schein, Inc.*(a)	132	22,787
Owens & Minor, Inc.	564	22,797
UnitedHealth Group, Inc.	176	22,686
		136,174
Hotels, Restaurants & Leisure - 3.6%
Carnival Corp.(a)	432	22,797
Darden Restaurants, Inc.(a)	344	22,807
Domino's Pizza, Inc.(a)	172	22,680
McDonald's Corp.	180	22,622
Panera Bread Co., Class A*	112	22,941
Six Flags Entertainment Corp.	412	22,862
Starbucks Corp.	380	22,686
Vail Resorts, Inc.	172	22,996
		182,391
Household Durables - 0.4%
NVR, Inc.*	12	20,789

Industrial Conglomerates - 0.9%
General Electric Co.(a)	712	22,635
Roper Technologies, Inc.	124	22,663
		45,298
Insurance - 7.6%
American Financial Group, Inc.(a)	324	22,800
Arch Capital Group Ltd.*(a)	320	22,752
Assurant, Inc.(a)	296	22,836
Axis Capital Holdings Ltd.(a)	412	22,850
Cincinnati Financial Corp.(a)	348	22,745
CNO Financial Group, Inc.(a)	1,264	22,651
Everest Re Group Ltd.	116	22,902
First American Financial Corp.(a)	600	22,866
Hanover Insurance Group, Inc. (The)	252	22,735
Markel Corp.*	24	21,398
Old Republic International Corp.	1,240	22,667
ProAssurance Corp.	448	22,669
Progressive Corp. (The)	648	22,771
RenaissanceRe Holdings Ltd.	188	22,528
RLI Corp.	340	22,732
Validus Holdings Ltd.	480	22,651
White Mountains Insurance Group Ltd.	28	22,473
		385,026
Internet & Catalog Retail - 1.8%
Amazon.com, Inc.*(a)	40	23,746
Expedia, Inc.(a)	212	22,858
Netflix, Inc.*	224	22,899
Priceline Group, Inc. (The)*	16	20,623
		90,126
Internet Software & Services - 1.4%
Alphabet, Inc., Class C*(a)	32	23,839
Facebook, Inc., Class A*(a)	200	22,820
VeriSign, Inc.*	256	22,666
		69,325
IT Services - 7.1%
Accenture plc, Class A(a)	196	22,618
Amdocs Ltd.(a)	376	22,718
Broadridge Financial Solutions, Inc.(a)	384	22,775
CACI International, Inc., Class A*	212	22,620
Computer Sciences Corp.	664	22,835
Convergys Corp.(a)	824	22,883
EPAM Systems, Inc.*(a)	304	22,700
Euronet Worldwide, Inc.*(a)	308	22,826
Fiserv, Inc.*(a)	224	22,978
Genpact Ltd.*(a)	836	22,731
Global Payments, Inc.(a)	348	22,724
Jack Henry & Associates, Inc.(a)	268	22,665
Sabre Corp.	792	22,905
Total System Services, Inc.	476	22,648
Vantiv, Inc., Class A*	424	22,845
Visa, Inc., Class A	296	22,638
		364,109
Leisure Products - 0.9%
Hasbro, Inc.(a)	284	22,748
Mattel, Inc.	676	22,727
		45,475
Life Sciences Tools & Services - 0.4%
Bruker Corp.(a)	812	22,736

Machinery - 0.4%
Toro Co. (The)	264	22,736

Metals & Mining - 1.3%
Newmont Mining Corp.	856	22,753
Reliance Steel & Aluminum Co.	328	22,694
Steel Dynamics, Inc.	1,008	22,690
		68,137
Multiline Retail - 0.4%
J.C. Penney Co., Inc.*	2,044	22,607

Multi-Utilities - 1.3%
Consolidated Edison, Inc.	296	22,679
NiSource, Inc.	968	22,806
SCANA Corp.	324	22,729
		68,214

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 3.6%
Diamondback Energy, Inc.*(a)	292	22,537
Exxon Mobil Corp.	272	22,736
Newfield Exploration Co.*	684	22,743
Occidental Petroleum Corp.	332	22,719
PBF Energy, Inc., Class A	684	22,709
Phillips 66	260	22,513
Tesoro Corp.	264	22,707
Valero Energy Corp.	352	22,577
		181,241
Personal Products - 0.5%
Herbalife Ltd.*	372	22,900

Professional Services - 1.3%
Equifax, Inc.(a)	200	22,858
Nielsen Holdings plc	432	22,749
Verisk Analytics, Inc.*	284	22,697
		68,304
Real Estate Investment Trusts (REITs) - 7.6%
CubeSmart(a)	688	22,910
DCT Industrial Trust, Inc.	576	22,735
Digital Realty Trust, Inc.(a)	256	22,654
DuPont Fabros Technology, Inc.(a)	564	22,859
EPR Properties	344	22,917
Equinix, Inc.(a)	68	22,488
Equity LifeStyle Properties, Inc.(a)	312	22,692
Extra Space Storage, Inc.(a)	244	22,804
Healthcare Realty Trust, Inc.	736	22,735
Mid-America Apartment Communities, Inc.	224	22,895
National Retail Properties, Inc.	488	22,546
Piedmont Office Realty Trust, Inc., Class A	1,120	22,747
Public Storage	84	23,170
Realty Income Corp.	364	22,754
Regency Centers Corp.	304	22,754
Sovran Self Storage, Inc.	192	22,646
UDR, Inc.	592	22,810
		387,116
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Ltd.(a)	148	22,866
First Solar, Inc.*(a)	332	22,732
NVIDIA Corp.	636	22,661
Xilinx, Inc.	480	22,766
		91,025
Software - 4.0%
Activision Blizzard, Inc.(a)	672	22,741
Adobe Systems, Inc.*	244	22,887
Blackbaud, Inc.(a)	364	22,892
Cadence Design Systems, Inc.*(a)	968	22,826
Citrix Systems, Inc.*(a)	292	22,945
Fair Isaac Corp.(a)	216	22,915
Microsoft Corp.	412	22,755
Nuance Communications, Inc.*	1,220	22,802
Take-Two Interactive Software, Inc.*	608	22,903
		205,666
Specialty Retail - 2.7%
AutoZone, Inc.*(a)	28	22,307
Foot Locker, Inc.(a)	352	22,704
Home Depot, Inc. (The)(a)	172	22,950
O'Reilly Automotive, Inc.*	84	22,987
Ross Stores, Inc.	392	22,697
Ulta Salon Cosmetics & Fragrance, Inc.*	116	22,474
		136,119
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	372	22,867
Skechers U.S.A., Inc., Class A*	748	22,776
		45,643
Tobacco - 0.4%
Reynolds American, Inc.	452	22,740

Trading Companies & Distributors - 0.9%
Fastenal Co.	464	22,736
Watsco, Inc.	168	22,636
		45,372
Water Utilities - 0.5%
American Water Works Co., Inc.(a)	332	22,885

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.*	596	22,827

TOTAL COMMON STOCKS (COST $4,455,131)		4,543,203

TOTAL LONG POSITIONS (COST $4,455,131)		4,543,203

Investments	Shares	Value ($)

SHORT POSITIONS - (88.7)%

COMMON STOCKS - (88.3)%

Aerospace & Defense - (0.9)%
B/E Aerospace, Inc.	(492)	(22,691)
Esterline Technologies Corp.*	(352)	(22,553)
		(45,244)
Airlines - (0.5)%
Spirit Airlines, Inc.*	(472)	(22,646)

Auto Components - (1.3)%
BorgWarner, Inc.	(592)	(22,733)
Dana Holding Corp.	(1,620)	(22,826)
Tenneco, Inc.*	(440)	(22,664)
		(68,223)
Automobiles - (0.4)%
Harley-Davidson, Inc.	(440)	(22,585)

Banks - (1.8)%
CIT Group, Inc.	(732)	(22,714)
Cullen/Frost Bankers, Inc.	(412)	(22,705)
KeyCorp	(2,060)	(22,743)
SVB Financial Group*	(224)	(22,859)
		(91,021)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Biotechnology - (4.4)%
ACADIA Pharmaceuticals, Inc.*	(820)	(22,927)
Alkermes plc*	(660)	(22,566)
Alnylam Pharmaceuticals, Inc.*	(356)	(22,346)
Biogen, Inc.*	(88)	(22,908)
Bluebird Bio, Inc.*	(532)	(22,610)
Cepheid*	(680)	(22,685)
Intercept Pharmaceuticals, Inc.*	(172)	(22,097)
Ionis Pharmaceuticals, Inc.*	(556)	(22,518)
Juno Therapeutics, Inc.*	(580)	(22,092)
Medivation, Inc.*	(488)	(22,438)
		(225,187)
Building Products - (0.9)%
Armstrong World Industries, Inc.*	(468)	(22,637)
USG Corp.*	(912)	(22,627)
		(45,264)
Capital Markets - (5.8)%
Affiliated Managers Group, Inc.*	(140)	(22,736)
Ameriprise Financial, Inc.	(240)	(22,563)
Eaton Vance Corp.	(672)	(22,526)
Franklin Resources, Inc.	(576)	(22,493)
Invesco Ltd.	(736)	(22,647)
Janus Capital Group, Inc.	(1,540)	(22,530)
Legg Mason, Inc.	(652)	(22,611)
Morgan Stanley	(896)	(22,409)
NorthStar Asset Management Group, Inc.	(2,012)	(22,836)
State Street Corp.	(384)	(22,472)
Stifel Financial Corp.*	(764)	(22,614)
Waddell & Reed Financial, Inc., Class A	(956)	(22,504)
WisdomTree Investments, Inc.	(1,996)	(22,814)
		(293,755)
Chemicals - (2.2)%
CF Industries Holdings, Inc.	(724)	(22,690)
FMC Corp.	(564)	(22,769)
Huntsman Corp.	(1,684)	(22,397)
Mosaic Co. (The)	(836)	(22,572)
Platform Specialty Products Corp.*	(2,616)	(22,498)
		(112,926)
Construction & Engineering - (0.4)%
Quanta Services, Inc.*	(1,000)	(22,560)

Construction Materials - (0.4)%
Eagle Materials, Inc.	(320)	(22,435)

Consumer Finance - (3.1)%
Ally Financial, Inc.*	(1,212)	(22,689)
American Express Co.	(368)	(22,595)
Discover Financial Services	(444)	(22,609)
LendingClub Corp.*	(2,740)	(22,742)
Navient Corp.	(1,884)	(22,551)
Santander Consumer USA Holdings, Inc.*	(2,196)	(23,036)
SLM Corp.*	(3,540)	(22,514)
		(158,736)
Containers & Packaging - (1.8)%
International Paper Co.	(548)	(22,490)
Owens-Illinois, Inc.*	(1,424)	(22,727)
Packaging Corp. of America	(376)	(22,711)
WestRock Co.	(580)	(22,637)
		(90,565)
Diversified Financial Services - (0.9)%
Leucadia National Corp.	(1,404)	(22,703)
Voya Financial, Inc.	(760)	(22,625)
		(45,328)
Diversified Telecommunication Services - (0.9)%
Frontier Communications Corp.	(4,032)	(22,539)
SBA Communications Corp., Class A*	(224)	(22,438)
		(44,977)
Electric Utilities - (1.3)%
Entergy Corp.	(284)	(22,516)
Exelon Corp.	(628)	(22,520)
FirstEnergy Corp.	(624)	(22,445)
		(67,481)
Electrical Equipment - (0.5)%
Sensata Technologies Holding NV*	(584)	(22,682)

Electronic Equipment, Instruments & Components - (1.3)%
Belden, Inc.	(368)	(22,588)
Keysight Technologies, Inc.*	(824)	(22,858)
VeriFone Systems, Inc.*	(796)	(22,479)
		(67,925)
Energy Equipment & Services - (0.4)%
Ensco plc, Class A	(2,164)	(22,441)

Food & Staples Retailing - (0.9)%
United Natural Foods, Inc.*	(560)	(22,568)
Whole Foods Market, Inc.	(724)	(22,524)
		(45,092)
Food Products - (1.8)%
Archer-Daniels-Midland Co.	(624)	(22,658)
Bunge Ltd.	(400)	(22,668)
Hain Celestial Group, Inc. (The)*	(552)	(22,582)
Mead Johnson Nutrition Co.	(264)	(22,432)
		(90,340)
Gas Utilities - (0.4)%
National Fuel Gas Co.	(452)	(22,622)

Health Care Providers & Services - (2.7)%
Brookdale Senior Living, Inc.*	(1,428)	(22,677)
Community Health Systems, Inc.*	(1,228)	(22,730)
Envision Healthcare Holdings, Inc.*	(1,116)	(22,767)
McKesson Corp.	(144)	(22,644)
Team Health Holdings, Inc.*	(540)	(22,577)
Tenet Healthcare Corp.*	(784)	(22,681)
		(136,076)
Hotels, Restaurants & Leisure - (1.3)%
Chipotle Mexican Grill, Inc.*	(48)	(22,607)
Hilton Worldwide Holdings, Inc.	(1,000)	(22,520)
Wynn Resorts Ltd.	(240)	(22,423)
		(67,550)
Household Durables - (1.8)%
Harman International Industries, Inc.	(252)	(22,438)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
PulteGroup, Inc.	(1,212)	(22,677)
Tupperware Brands Corp.	(388)	(22,496)
Whirlpool Corp.	(124)	(22,362)
		(89,973)
Independent Power and Renewable Electricity Producers - (1.3)%
AES Corp.	(1,924)	(22,703)
Calpine Corp.*	(1,508)	(22,877)
NRG Energy, Inc.	(1,736)	(22,585)
		(68,165)
Insurance - (0.5)%
Lincoln National Corp.	(580)	(22,736)

Internet & Catalog Retail - (0.9)%
Groupon, Inc.*	(5,688)	(22,695)
TripAdvisor, Inc.*	(344)	(22,876)
		(45,571)
Internet Software & Services - (2.7)%
IAC/InterActiveCorp	(480)	(22,599)
LinkedIn Corp., Class A*	(196)	(22,413)
Pandora Media, Inc.*	(2,496)	(22,339)
Rackspace Hosting, Inc.*	(1,048)	(22,626)
Twitter, Inc.*	(1,364)	(22,574)
Yahoo!, Inc.*	(616)	(22,675)
		(135,226)
IT Services - (2.2)%
Alliance Data Systems Corp.*	(104)	(22,880)
MAXIMUS, Inc.	(432)	(22,740)
Teradata Corp.*	(864)	(22,671)
WEX, Inc.*	(272)	(22,674)
Xerox Corp.	(2,024)	(22,588)
		(113,553)
Leisure Products - (0.4)%
Polaris Industries, Inc.	(228)	(22,453)

Machinery - (2.7)%
Colfax Corp.*	(788)	(22,529)
Cummins, Inc.	(204)	(22,428)
Flowserve Corp.	(508)	(22,560)
Pentair plc	(416)	(22,572)
Timken Co. (The)	(676)	(22,639)
Trinity Industries, Inc.	(1,232)	(22,558)
		(135,286)
Marine - (0.5)%
Kirby Corp.*	(376)	(22,669)

Media - (2.2)%
DISH Network Corp., Class A*	(488)	(22,575)
Lions Gate Entertainment Corp.	(1,040)	(22,724)
Tribune Media Co., Class A	(592)	(22,703)
Twenty-First Century Fox, Inc., Class B	(800)	(22,560)
Viacom, Inc., Class B	(552)	(22,787)
		(113,349)
Metals & Mining - (1.3)%
Alcoa, Inc.	(2,360)	(22,609)
Freeport-McMoRan, Inc.	(2,204)	(22,789)
Royal Gold, Inc.	(440)	(22,568)
		(67,966)
Multiline Retail - (1.8)%
Dillard's, Inc., Class A	(268)	(22,756)
Kohl's Corp.	(484)	(22,559)
Macy's, Inc.	(512)	(22,574)
Nordstrom, Inc.	(396)	(22,655)
		(90,544)
Multi-Utilities - (0.9)%
CenterPoint Energy, Inc.	(1,084)	(22,677)
Sempra Energy	(216)	(22,475)
		(45,152)
Oil, Gas & Consumable Fuels - (4.0)%
Anadarko Petroleum Corp.	(484)	(22,540)
Cheniere Energy, Inc.*	(668)	(22,598)
Devon Energy Corp.	(824)	(22,611)
Kinder Morgan, Inc.	(1,272)	(22,718)
Marathon Oil Corp.	(2,020)	(22,503)
Murphy Oil Corp.	(896)	(22,570)
Plains GP Holdings LP, Class A	(2,628)	(22,837)
Southwestern Energy Co.*	(2,784)	(22,467)
Targa Resources Corp.	(756)	(22,574)
		(203,418)
Personal Products - (0.4)%
Edgewell Personal Care Co.	(280)	(22,548)

Pharmaceuticals - (2.7)%
Akorn, Inc.*	(960)	(22,589)
Endo International plc*	(812)	(22,858)
Jazz Pharmaceuticals plc*	(172)	(22,455)
Mallinckrodt plc*	(368)	(22,551)
Pacira Pharmaceuticals, Inc.*	(424)	(22,463)
Valeant Pharmaceuticals International, Inc.*	(864)	(22,723)
		(135,639)
Professional Services - (0.4)%
Robert Half International, Inc.	(484)	(22,545)

Real Estate Investment Trusts (REITs) - (6.2)%
CBL & Associates Properties, Inc.	(1,904)	(22,658)
Corrections Corp. of America	(704)	(22,563)
Forest City Realty Trust, Inc., Class A	(1,076)	(22,693)
GEO Group, Inc. (The)	(652)	(22,605)
HCP, Inc.	(688)	(22,415)
Host Hotels & Resorts, Inc.	(1,364)	(22,779)
Kilroy Realty Corp.	(368)	(22,768)
LaSalle Hotel Properties	(888)	(22,475)
NorthStar Realty Finance Corp.	(1,724)	(22,619)
Outfront Media, Inc.	(1,084)	(22,872)
RLJ Lodging Trust	(988)	(22,605)
Senior Housing Properties Trust	(1,268)	(22,685)
SL Green Realty Corp.	(236)	(22,864)
Sunstone Hotel Investors, Inc.	(1,624)	(22,736)
		(317,337)
Real Estate Management & Development - (1.8)%
CBRE Group, Inc., Class A*	(784)	(22,595)
Howard Hughes Corp. (The)*	(216)	(22,872)
Jones Lang LaSalle, Inc.	(192)	(22,526)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Realogy Holdings Corp.*	(628)	(22,677)
		(90,670)
Road & Rail - (3.6)%
Avis Budget Group, Inc.*	(832)	(22,764)
CSX Corp.	(872)	(22,454)
Genesee & Wyoming, Inc., Class A*	(360)	(22,572)
Hertz Global Holdings, Inc.*	(2,148)	(22,618)
Kansas City Southern	(264)	(22,559)
Norfolk Southern Corp.	(272)	(22,644)
Ryder System, Inc.	(348)	(22,543)
Union Pacific Corp.	(284)	(22,592)
		(180,746)
Semiconductors & Semiconductor Equipment - (2.7)%
Cypress Semiconductor Corp.	(2,612)	(22,620)
Marvell Technology Group Ltd.	(2,176)	(22,434)
Micron Technology, Inc.*	(2,180)	(22,824)
ON Semiconductor Corp.*	(2,340)	(22,441)
Qorvo, Inc.*	(444)	(22,382)
QUALCOMM, Inc.	(440)	(22,502)
		(135,203)
Software - (3.1)%
FireEye, Inc.*	(1,256)	(22,595)
NetSuite, Inc.*	(332)	(22,739)
Splunk, Inc.*	(460)	(22,508)
Tableau Software, Inc., Class A*	(496)	(22,752)
Verint Systems, Inc.*	(676)	(22,565)
VMware, Inc., Class A*	(436)	(22,807)
Workday, Inc., Class A*	(292)	(22,437)
		(158,403)
Specialty Retail - (3.1)%
Bed Bath & Beyond, Inc.*	(456)	(22,636)
Gap, Inc. (The)	(768)	(22,579)
GNC Holdings, Inc., Class A	(712)	(22,606)
Office Depot, Inc.*	(3,196)	(22,692)
Staples, Inc.	(2,056)	(22,678)
Urban Outfitters, Inc.*	(684)	(22,633)
Williams-Sonoma, Inc.	(412)	(22,553)
		(158,377)
Technology Hardware, Storage & Peripherals - (1.3)%
NetApp, Inc.	(832)	(22,706)
Seagate Technology plc	(656)	(22,599)
Western Digital Corp.	(480)	(22,675)
		(67,980)
Textiles, Apparel & Luxury Goods - (2.2)%
Fossil Group, Inc.*	(508)	(22,565)
Kate Spade & Co.*	(892)	(22,764)
Michael Kors Holdings Ltd.*	(396)	(22,556)
PVH Corp.	(228)	(22,586)
Ralph Lauren Corp.	(236)	(22,717)
		(113,188)
Thrifts & Mortgage Finance - (0.9)%
MGIC Investment Corp.*	(2,944)	(22,580)
Radian Group, Inc.	(1,832)	(22,717)
		(45,297)
Trading Companies & Distributors - (0.4)%
United Rentals, Inc.*	(364)	(22,637)

TOTAL COMMON STOCKS (COST $(4,874,137))		(4,500,292)

MASTER LIMITED PARTNERSHIP - (0.4)%

Capital Markets - (0.4)%
Lazard Ltd. Class A, (Cost $(20,252))	(576)	(22,349)

TOTAL SHORT POSITIONS (COST $(4,894,389))		(4,522,641)

Total Investments - 0.4% (Cost $(439,258))		20,562
Other Assets Less Liabilities - 99.6%		5,075,692
Net assets - 100.0%		5,096,254

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $2,191,341.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$635,344
Aggregate gross unrealized depreciation	(288,335)
Net unrealized appreciation	$347,009
Federal income tax cost of investments	$(326,447)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
532,091	USD	10/04/2017	Morgan Stanley	0.86%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(1))	$28,079
(593,770)	USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(1))	(0.16)%	3,580
						$31,659

(1)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 88.7%

COMMON STOCKS - 88.7%

Aerospace & Defense - 1.3%
L-3 Communications Holdings, Inc.	94	11,139
Spirit AeroSystems Holdings, Inc., Class A*	250	11,340
Textron, Inc.	320	11,667
		34,146
Air Freight & Logistics - 0.4%
FedEx Corp.(a)	68	11,065

Airlines - 3.0%
Alaska Air Group, Inc.(a)	134	10,991
American Airlines Group, Inc.(a)	258	10,581
Delta Air Lines, Inc.(a)	240	11,683
JetBlue Airways Corp.*(a)	502	10,602
Southwest Airlines Co.	246	11,021
Spirit Airlines, Inc.*	228	10,939
United Continental Holdings, Inc.*	192	11,493
		77,310
Auto Components - 2.7%
BorgWarner, Inc.(a)	290	11,136
Dana Holding Corp.(a)	796	11,216
Gentex Corp.	706	11,077
Goodyear Tire & Rubber Co. (The)(a)	374	12,334
Lear Corp.	104	11,562
Tenneco, Inc.*	216	11,126
		68,451
Automobiles - 1.8%
Ford Motor Co.(a)	902	12,177
General Motors Co.(a)	360	11,315
Harley-Davidson, Inc.(a)	216	11,087
Thor Industries, Inc.	174	11,096
		45,675
Banks - 5.7%
Bank of America Corp.(a)	868	11,735
CIT Group, Inc.(a)	362	11,233
Citigroup, Inc.(a)	254	10,604
Citizens Financial Group, Inc.(a)	568	11,900
Fifth Third Bancorp(a)	684	11,416
JPMorgan Chase & Co.(a)	182	10,778
KeyCorp(a)	956	10,554
PNC Financial Services Group, Inc. (The)	132	11,163
Popular, Inc.(a)	428	12,245
Prosperity Bancshares, Inc.	256	11,876
Regions Financial Corp.	1,320	10,362
SunTrust Banks, Inc.	294	10,608
Umpqua Holdings Corp.	736	11,673
		146,147
Biotechnology - 0.5%
Gilead Sciences, Inc.(a)	128	11,758

Building Products - 0.4%
Owens Corning	240	11,347

Capital Markets - 0.9%
Goldman Sachs Group, Inc. (The)(a)	74	11,617
Morgan Stanley	412	10,304
		21,921
Chemicals - 2.2%
CF Industries Holdings, Inc.(a)	356	11,157
Huntsman Corp.(a)	828	11,012
Mosaic Co. (The)	446	12,042
Olin Corp.	640	11,117
Westlake Chemical Corp.	240	11,112
		56,440
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	678	11,119

Communications Equipment - 1.8%
ARRIS International plc*(a)	482	11,047
Brocade Communications Systems, Inc.(a)	1,106	11,702
Cisco Systems, Inc.(a)	390	11,103
Juniper Networks, Inc.(a)	444	11,327
		45,179
Construction & Engineering - 1.4%
AECOM*(a)	362	11,146
Fluor Corp.(a)	220	11,814
Quanta Services, Inc.*	534	12,047
		35,007
Consumer Finance - 1.8%
Ally Financial, Inc.*(a)	594	11,120
Capital One Financial Corp.(a)	162	11,228
Navient Corp.	1,008	12,066
Santander Consumer USA Holdings, Inc.*	1,036	10,867
		45,281
Containers & Packaging - 1.8%
International Paper Co.(a)	270	11,081
Owens-Illinois, Inc.*	732	11,683
Packaging Corp. of America	184	11,113
WestRock Co.	308	12,021
		45,898
Diversified Financial Services - 0.4%
Voya Financial, Inc.	352	10,479

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	294	11,516
CenturyLink, Inc.(a)	358	11,442
		22,958
Electric Utilities - 3.6%
ALLETE, Inc.(a)	210	11,775
Duke Energy Corp.(a)	142	11,456
Entergy Corp.(a)	152	12,051
Exelon Corp.(a)	310	11,117
FirstEnergy Corp.(a)	322	11,582
Great Plains Energy, Inc.(a)	344	11,094
OGE Energy Corp.	388	11,108

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Portland General Electric Co.	280	11,057
		91,240
Electrical Equipment - 1.4%
Eaton Corp. plc(a)	194	12,137
EnerSys	198	11,033
Regal Beloit Corp.	192	12,113
		35,283
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics, Inc.*(a)	190	12,238
Avnet, Inc.(a)	268	11,873
Belden, Inc.	180	11,048
Corning, Inc.(a)	576	12,033
Jabil Circuit, Inc.(a)	538	10,367
Tech Data Corp.*	156	11,976
		69,535
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc.	512	11,126
Ensco plc, Class A(a)	1,062	11,013
Noble Corp. plc	1,070	11,075
Transocean Ltd.	1,260	11,516
		44,730
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.	172	11,780

Food Products - 1.3%
Archer-Daniels-Midland Co.(a)	296	10,748
Bunge Ltd.(a)	196	11,107
Tyson Foods, Inc., Class A	170	11,332
		33,187
Health Care Equipment & Supplies - 0.5%
Hill-Rom Holdings, Inc.(a)	236	11,871

Health Care Providers & Services - 5.2%
Amsurg Corp.*(a)	146	10,892
Anthem, Inc.(a)	78	10,841
Community Health Systems, Inc.*(a)	602	11,143
Express Scripts Holding Co.*(a)	148	10,166
HealthSouth Corp.(a)	302	11,364
Laboratory Corp. of America Holdings*	96	11,245
LifePoint Health, Inc.*	174	12,050
Molina Healthcare, Inc.*	176	11,350
Quest Diagnostics, Inc.(a)	158	11,289
Tenet Healthcare Corp.*	394	11,398
Universal Health Services, Inc., Class B	88	10,975
WellCare Health Plans, Inc.*	122	11,316
		134,029
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.(a)	222	11,715
Royal Caribbean Cruises Ltd.	146	11,994
		23,709
Household Durables - 0.9%
D.R. Horton, Inc.(a)	366	11,064
Whirlpool Corp.	62	11,181
		22,245
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp.(a)	944	11,139
NRG Energy, Inc.	852	11,085
		22,224
Insurance - 7.1%
Aflac, Inc.(a)	180	11,365
American International Group, Inc.(a)	218	11,783
Aspen Insurance Holdings Ltd.(a)	244	11,639
Assured Guaranty Ltd.(a)	450	11,385
CNO Financial Group, Inc.(a)	610	10,931
Endurance Specialty Holdings Ltd.(a)	170	11,108
Everest Re Group Ltd.	58	11,451
Hartford Financial Services Group, Inc. (The)(a)	240	11,059
Lincoln National Corp.	270	10,584
MetLife, Inc.	278	12,215
Principal Financial Group, Inc.	280	11,046
Prudential Financial, Inc.	152	10,977
Reinsurance Group of America, Inc.	126	12,128
Unum Group	374	11,564
Validus Holdings Ltd.	234	11,043
XL Group plc	294	10,819
		181,097
IT Services - 2.3%
CACI International, Inc., Class A*(a)	114	12,164
Computer Sciences Corp.(a)	348	11,968
Convergys Corp.	402	11,163
Teradata Corp.*	438	11,493
Xerox Corp.	994	11,093
		57,881
Machinery - 2.2%
Allison Transmission Holdings, Inc.(a)	452	12,195
Cummins, Inc.(a)	100	10,994
PACCAR, Inc.	210	11,485
Timken Co. (The)	332	11,119
Trinity Industries, Inc.	604	11,059
		56,852
Marine - 0.5%
Kirby Corp.*(a)	198	11,937

Media - 0.8%
TEGNA, Inc.	446	10,463
Viacom, Inc., Class B	270	11,146
		21,609
Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	160	11,070

Multiline Retail - 1.3%
Dillard's, Inc., Class A(a)	132	11,208
Kohl's Corp.(a)	218	10,161
Macy's, Inc.	276	12,169
		33,538
Multi-Utilities - 0.9%
MDU Resources Group, Inc.	572	11,131
Public Service Enterprise Group, Inc.	236	11,125
		22,256

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 3.1%
HollyFrontier Corp.(a)	308	10,879
Marathon Petroleum Corp.	322	11,972
PBF Energy, Inc., Class A	332	11,022
Phillips 66	138	11,949
Tesoro Corp.	124	10,665
Valero Energy Corp.	184	11,802
Western Refining, Inc.	416	12,102
		80,391
Paper & Forest Products - 0.4%
Domtar Corp.	276	11,178

Personal Products - 0.4%
Nu Skin Enterprises, Inc., Class A	292	11,169

Pharmaceuticals - 2.6%
Endo International plc*	398	11,204
Horizon Pharma plc*	664	11,002
Mallinckrodt plc*	182	11,153
Merck & Co., Inc.	208	11,005
Mylan NV*	242	11,217
Pfizer, Inc.	368	10,908
		66,489
Real Estate Investment Trusts (REITs) - 3.6%
American Capital Agency Corp.(a)	624	11,625
Annaly Capital Management, Inc.	1,126	11,553
Blackstone Mortgage Trust, Inc., Class A(a)	428	11,496
Chimera Investment Corp.(a)	866	11,769
MFA Financial, Inc.	1,620	11,097
New Residential Investment Corp.	938	10,909
Starwood Property Trust, Inc.	628	11,888
Two Harbors Investment Corp.	1,404	11,148
		91,485
Road & Rail - 2.7%
Avis Budget Group, Inc.*(a)	410	11,217
CSX Corp.(a)	464	11,948
Genesee & Wyoming, Inc., Class A*(a)	194	12,164
Hertz Global Holdings, Inc.*(a)	1,054	11,099
Norfolk Southern Corp.	134	11,155
Ryder System, Inc.	170	11,013
		68,596
Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.(a)	370	11,970
Lam Research Corp.	140	11,564
Micron Technology, Inc.*	972	10,177
Microsemi Corp.*	316	12,106
ON Semiconductor Corp.*	1,254	12,026
Qorvo, Inc.*	218	10,989
Teradyne, Inc.	548	11,831
		80,663
Software - 0.4%
Mentor Graphics Corp.	548	11,141

Specialty Retail - 4.0%
American Eagle Outfitters, Inc.(a)	702	11,702
Ascena Retail Group, Inc.*(a)	1,000	11,060
Bed Bath & Beyond, Inc.*(a)	224	11,119
Best Buy Co., Inc.(a)	338	10,965
Cabela's, Inc.*(a)	228	11,101
GameStop Corp., Class A	358	11,359
Gap, Inc. (The)(a)	376	11,055
GNC Holdings, Inc., Class A(a)	350	11,113
Staples, Inc.	1,104	12,177
		101,651
Technology Hardware, Storage & Peripherals - 2.2%
Hewlett Packard Enterprise Co.(a)	622	11,028
NCR Corp.*	370	11,074
NetApp, Inc.	440	12,008
Seagate Technology plc	322	11,093
Western Digital Corp.	250	11,810
		57,013
Textiles, Apparel & Luxury Goods - 1.7%
Fossil Group, Inc.*(a)	234	10,394
Michael Kors Holdings Ltd.*(a)	194	11,050
PVH Corp.	112	11,095
Ralph Lauren Corp.	120	11,551
		44,090
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	1,446	11,091
Radian Group, Inc.	898	11,135
		22,226
Trading Companies & Distributors - 0.9%
Air Lease Corp.(a)	364	11,692
United Rentals, Inc.*	178	11,070
		22,762
TOTAL COMMON STOCKS (COST $2,314,312)		2,265,108

TOTAL LONG POSITIONS (COST $2,314,312)		2,265,108

Investments	Shares	Value ($)

SHORT POSITIONS - (89.3)%

COMMON STOCKS - (89.3)%

Aerospace & Defense - (1.3)%
Lockheed Martin Corp.	(52)	(11,518)
Northrop Grumman Corp.	(58)	(11,478)
TransDigm Group, Inc.*	(48)	(10,577)
		(33,573)
Beverages - (0.9)%
Brown-Forman Corp., Class B	(110)	(10,832)
Monster Beverage Corp.*	(88)	(11,737)
		(22,569)
Biotechnology - (6.7)%
ACADIA Pharmaceuticals, Inc.*	(406)	(11,352)
Alkermes plc*	(348)	(11,898)
Alnylam Pharmaceuticals, Inc.*	(190)	(11,926)
Anacor Pharmaceuticals, Inc.*	(202)	(10,797)
BioMarin Pharmaceutical, Inc.*	(144)	(11,877)
Cepheid*	(360)	(12,010)
Halozyme Therapeutics, Inc.*	(1,230)	(11,648)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Incyte Corp.*	(152)	(11,015)
Intercept Pharmaceuticals, Inc.*	(86)	(11,048)
Ionis Pharmaceuticals, Inc.*	(276)	(11,178)
Neurocrine Biosciences, Inc.*	(300)	(11,865)
Regeneron Pharmaceuticals, Inc.*	(30)	(10,813)
Seattle Genetics, Inc.*	(332)	(11,650)
Ultragenyx Pharmaceutical, Inc.*	(192)	(12,156)
Vertex Pharmaceuticals, Inc.*	(130)	(10,334)
		(171,567)
Building Products - (1.8)%
A.O. Smith Corp.	(156)	(11,904)
Allegion plc	(164)	(10,449)
Lennox International, Inc.	(90)	(12,167)
Masco Corp.	(388)	(12,203)
		(46,723)
Capital Markets - (0.5)%
SEI Investments Co.	(270)	(11,624)

Chemicals - (3.6)%
Axalta Coating Systems Ltd.*	(382)	(11,154)
Ecolab, Inc.	(106)	(11,821)
International Flavors & Fragrances, Inc.	(106)	(12,060)
Monsanto Co.	(118)	(10,353)
NewMarket Corp.	(30)	(11,888)
Scotts Miracle-Gro Co. (The), Class A	(162)	(11,789)
Sherwin-Williams Co. (The)	(40)	(11,387)
W.R. Grace & Co.*	(158)	(11,246)
		(91,698)
Commercial Services & Supplies - (1.3)%
Cintas Corp.	(130)	(11,675)
Rollins, Inc.	(394)	(10,685)
Stericycle, Inc.*	(88)	(11,105)
		(33,465)
Communications Equipment - (0.5)%
Palo Alto Networks, Inc.*	(72)	(11,746)

Construction Materials - (0.4)%
Vulcan Materials Co.	(106)	(11,190)

Consumer Finance - (0.4)%
LendingClub Corp.*	(1,270)	(10,541)

Distributors - (0.5)%
Pool Corp.	(132)	(11,582)

Diversified Financial Services - (2.6)%
CBOE Holdings, Inc.	(176)	(11,498)
FactSet Research Systems, Inc.	(70)	(10,607)
MarketAxess Holdings, Inc.	(92)	(11,484)
McGraw Hill Financial, Inc.	(112)	(11,086)
Moody's Corp.	(120)	(11,587)
MSCI, Inc.	(144)	(10,668)
		(66,930)
Diversified Telecommunication Services - (0.9)%
Level 3 Communications, Inc.*	(210)	(11,098)
SBA Communications Corp., Class A*	(116)	(11,620)
		(22,718)
Electric Utilities - (0.9)%
Eversource Energy	(192)	(11,201)
NextEra Energy, Inc.	(96)	(11,361)
		(22,562)
Electrical Equipment - (0.4)%
Acuity Brands, Inc.	(48)	(10,471)

Electronic Equipment, Instruments & Components - (1.3)%
Amphenol Corp., Class A	(194)	(11,217)
Cognex Corp.	(312)	(12,152)
National Instruments Corp.	(370)	(11,141)
		(34,510)
Energy Equipment & Services - (0.5)%
Core Laboratories NV	(110)	(12,365)

Food & Staples Retailing - (0.9)%
Costco Wholesale Corp.	(68)	(10,715)
Sprouts Farmers Market, Inc.*	(390)	(11,326)
		(22,041)
Food Products - (2.7)%
Hershey Co. (The)	(124)	(11,419)
Hormel Foods Corp.	(258)	(11,156)
Lancaster Colony Corp.	(104)	(11,499)
McCormick & Co., Inc. (Non-Voting)	(120)	(11,938)
Mead Johnson Nutrition Co.	(130)	(11,046)
WhiteWave Foods Co. (The)*	(276)	(11,217)
		(68,275)
Gas Utilities - (1.4)%
Atmos Energy Corp.	(164)	(12,179)
New Jersey Resources Corp.	(314)	(11,439)
WGL Holdings, Inc.	(154)	(11,145)
		(34,763)
Health Care Equipment & Supplies - (1.3)%
ABIOMED, Inc.*	(118)	(11,188)
DexCom, Inc.*	(170)	(11,545)
IDEXX Laboratories, Inc.*	(148)	(11,591)
		(34,324)
Health Care Technology - (1.0)%
athenahealth, Inc.*	(86)	(11,935)
Medidata Solutions, Inc.*	(320)	(12,387)
		(24,322)
Hotels, Restaurants & Leisure - (3.5)%
Chipotle Mexican Grill, Inc.*	(22)	(10,361)
Choice Hotels International, Inc.	(212)	(11,459)
Domino's Pizza, Inc.	(84)	(11,076)
Dunkin' Brands Group, Inc.	(258)	(12,170)
McDonald's Corp.	(86)	(10,808)
Panera Bread Co., Class A*	(54)	(11,061)
Starbucks Corp.	(186)	(11,104)
Yum! Brands, Inc.	(136)	(11,132)
		(89,171)
Household Products - (1.8)%
Church & Dwight Co., Inc.	(126)	(11,615)
Clorox Co. (The)	(86)	(10,841)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Colgate-Palmolive Co.	(170)	(12,010)
Kimberly-Clark Corp.	(82)	(11,030)
		(45,496)
Industrial Conglomerates - (0.9)%
3M Co.	(70)	(11,664)
Roper Technologies, Inc.	(66)	(12,063)
		(23,727)
Insurance - (0.5)%
RLI Corp.	(174)	(11,634)

Internet & Catalog Retail - (2.2)%
Amazon.com, Inc.*	(18)	(10,685)
Liberty Ventures*	(302)	(11,814)
Netflix, Inc.*	(116)	(11,859)
Priceline Group, Inc. (The)*	(8)	(10,312)
TripAdvisor, Inc.*	(176)	(11,704)
		(56,374)
Internet Software & Services - (1.7)%
CoStar Group, Inc.*	(60)	(11,290)
Facebook, Inc., Class A*	(102)	(11,638)
LinkedIn Corp., Class A*	(92)	(10,520)
Pandora Media, Inc.*	(1,232)	(11,027)
		(44,475)
IT Services - (5.0)%
Accenture plc, Class A	(100)	(11,540)
Automatic Data Processing, Inc.	(134)	(12,021)
Broadridge Financial Solutions, Inc.	(198)	(11,743)
Fiserv, Inc.*	(110)	(11,284)
Gartner, Inc.*	(122)	(10,901)
Jack Henry & Associates, Inc.	(138)	(11,671)
MasterCard, Inc., Class A	(126)	(11,907)
MAXIMUS, Inc.	(224)	(11,791)
Paychex, Inc.	(208)	(11,234)
Sabre Corp.	(420)	(12,147)
Visa, Inc., Class A	(144)	(11,013)
		(127,252)
Life Sciences Tools & Services - (0.9)%
Illumina, Inc.*	(68)	(11,023)
Mettler-Toledo International, Inc.*	(34)	(11,722)
		(22,745)
Machinery - (1.4)%
Graco, Inc.	(146)	(12,258)
Middleby Corp. (The)*	(104)	(11,104)
Toro Co. (The)	(142)	(12,229)
		(35,591)
Media - (0.9)%
Cable One, Inc.	(24)	(10,491)
Sirius XM Holdings, Inc.*	(2,982)	(11,779)
		(22,270)
Multi-Utilities - (1.4)%
CMS Energy Corp.	(264)	(11,204)
Dominion Resources, Inc.	(160)	(12,019)
WEC Energy Group, Inc.	(202)	(12,134)
		(35,357)
Oil, Gas & Consumable Fuels - (4.4)%
Anadarko Petroleum Corp.	(240)	(11,177)
Apache Corp.	(228)	(11,129)
Cabot Oil & Gas Corp.	(514)	(11,673)
Cheniere Energy, Inc.*	(310)	(10,487)
Cimarex Energy Co.	(114)	(11,089)
Cobalt International Energy, Inc.*	(3,796)	(11,274)
Diamondback Energy, Inc.*	(144)	(11,114)
EOG Resources, Inc.	(170)	(12,338)
Occidental Petroleum Corp.	(160)	(10,949)
Pioneer Natural Resources Co.	(86)	(12,104)
		(113,334)
Paper & Forest Products - (0.4)%
Louisiana-Pacific Corp.*	(674)	(11,539)

Personal Products - (0.5)%
Estee Lauder Cos., Inc. (The), Class A	(126)	(11,883)

Pharmaceuticals - (0.4)%
Pacira Pharmaceuticals, Inc.*	(216)	(11,444)

Professional Services - (0.9)%
Equifax, Inc.	(100)	(11,429)
Verisk Analytics, Inc.*	(150)	(11,988)
		(23,417)
Real Estate Investment Trusts (REITs) - (15.8)%
American Tower Corp.	(120)	(12,284)
Apartment Investment & Management Co., Class A	(272)	(11,375)
Boston Properties, Inc.	(96)	(12,200)
Brixmor Property Group, Inc.	(472)	(12,093)
Camden Property Trust	(134)	(11,268)
Communications Sales & Leasing, Inc.	(534)	(11,881)
Crown Castle International Corp.	(120)	(10,380)
CubeSmart	(368)	(12,254)
Digital Realty Trust, Inc.	(132)	(11,681)
Duke Realty Corp.	(516)	(11,631)
DuPont Fabros Technology, Inc.	(276)	(11,186)
Equinix, Inc.	(37)	(12,236)
Equity LifeStyle Properties, Inc.	(156)	(11,346)
Essex Property Trust, Inc.	(52)	(12,161)
Extra Space Storage, Inc.	(120)	(11,215)
Federal Realty Investment Trust	(74)	(11,548)
Gaming and Leisure Properties, Inc.	(362)	(11,193)
General Growth Properties, Inc.	(380)	(11,297)
Healthcare Trust of America, Inc., Class A	(380)	(11,180)
Highwoods Properties, Inc.	(236)	(11,283)
Iron Mountain, Inc.	(354)	(12,004)
Lamar Advertising Co., Class A	(190)	(11,685)
Macerich Co. (The)	(140)	(11,094)
Public Storage	(44)	(12,136)
Realty Income Corp.	(190)	(11,877)
Regency Centers Corp.	(158)	(11,826)
Simon Property Group, Inc.	(54)	(11,215)
Sovran Self Storage, Inc.	(96)	(11,323)
Sun Communities, Inc.	(156)	(11,171)
Tanger Factory Outlet Centers, Inc.	(308)	(11,208)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Taubman Centers, Inc.	(156)	(11,112)
UDR, Inc.	(320)	(12,330)
Urban Edge Properties	(438)	(11,318)
Vornado Realty Trust	(120)	(11,332)
Weingarten Realty Investors	(300)	(11,256)
		(404,579)
Semiconductors & Semiconductor Equipment - (0.4)%
Cavium, Inc.*	(184)	(11,253)

Software - (7.1)%
Autodesk, Inc.*	(192)	(11,196)
Blackbaud, Inc.	(194)	(12,201)
CDK Global, Inc.	(240)	(11,172)
Guidewire Software, Inc.*	(202)	(11,005)
Manhattan Associates, Inc.*	(186)	(10,578)
NetSuite, Inc.*	(164)	(11,232)
Proofpoint, Inc.*	(208)	(11,186)
Qlik Technologies, Inc.*	(384)	(11,105)
Red Hat, Inc.*	(150)	(11,176)
salesforce.com, Inc.*	(156)	(11,517)
ServiceNow, Inc.*	(200)	(12,236)
Splunk, Inc.*	(232)	(11,352)
Tableau Software, Inc., Class A*	(242)	(11,101)
Tyler Technologies, Inc.*	(92)	(11,832)
Ultimate Software Group, Inc. (The)*	(62)	(11,997)
Workday, Inc., Class A*	(144)	(11,065)
		(181,951)
Specialty Retail - (3.4)%
AutoZone, Inc.*	(14)	(11,154)
Home Depot, Inc. (The)	(80)	(10,675)
L Brands, Inc.	(130)	(11,415)
O'Reilly Automotive, Inc.*	(38)	(10,399)
Ross Stores, Inc.	(188)	(10,885)
TJX Cos., Inc. (The)	(142)	(11,126)
Tractor Supply Co.	(118)	(10,674)
Ulta Salon Cosmetics & Fragrance, Inc.*	(58)	(11,237)
		(87,565)
Textiles, Apparel & Luxury Goods - (1.7)%
Kate Spade & Co.*	(440)	(11,229)
lululemon athletica, Inc.*	(172)	(11,646)
NIKE, Inc., Class B	(164)	(10,081)
Under Armour, Inc., Class A*	(124)	(10,519)
		(43,475)
Tobacco - (0.5)%
Philip Morris International, Inc.	(118)	(11,577)

Trading Companies & Distributors - (0.9)%
Fastenal Co.	(228)	(11,172)
Watsco, Inc.	(84)	(11,318)
		(22,490)
Water Utilities - (0.9)%
American Water Works Co., Inc.	(164)	(11,305)
Aqua America, Inc.	(338)	(10,755)
		(22,060)
TOTAL COMMON STOCKS (COST $(2,269,349))		(2,280,218)

TOTAL SHORT POSITIONS (COST $(2,269,349))		(2,280,218)

Total Investments - (0.6)% (Cost $44,963)		(15,110)
Other Assets Less Liabilities - 100.6%		2,569,428
Net assets - 100.0%		2,554,318

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,073,198.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,235
Aggregate gross unrealized depreciation	(415,233)
Net unrealized depreciation	$(242,998)
Federal income tax cost of investments	$227,888

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
313,214	USD	10/04/2017	Morgan Stanley	0.86%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high "value" rankings(1))	$22,789
(308,950)	USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low "value" rankings(1))	0.19%	(13,966)
						$8,823

(1)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 88.1%

COMMON STOCKS - 88.1%

Aerospace & Defense - 1.3%
BWX Technologies, Inc.(a)	276	9,262
Esterline Technologies Corp.*(a)	144	9,226
Teledyne Technologies, Inc.*	104	9,167
		27,655
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.*	304	9,333

Airlines - 0.9%
Allegiant Travel Co.(a)	54	9,615
Spirit Airlines, Inc.*	192	9,212
		18,827
Auto Components - 1.7%
Dana Holding Corp.(a)	670	9,440
Gentex Corp.(a)	594	9,320
Tenneco, Inc.*	180	9,272
Visteon Corp.	116	9,232
		37,264
Automobiles - 0.4%
Thor Industries, Inc.	146	9,310

Banks - 4.9%
Associated Banc-Corp(a)	522	9,365
Bank of Hawaii Corp.(a)	136	9,286
First Horizon National Corp.(a)	756	9,904
FNB Corp.(a)	740	9,628
Popular, Inc.(a)	328	9,384
PrivateBancorp, Inc.	262	10,113
Prosperity Bancshares, Inc.	218	10,113
TCF Financial Corp.	772	9,465
UMB Financial Corp.	186	9,603
United Bankshares, Inc.	272	9,982
Webster Financial Corp.	278	9,980
		106,823
Biotechnology - 2.6%
ACADIA Pharmaceuticals, Inc.*(a)	338	9,450
Anacor Pharmaceuticals, Inc.*	170	9,086
Cepheid*(a)	308	10,275
Kite Pharma, Inc.*	192	8,815
Myriad Genetics, Inc.*	262	9,807
Ultragenyx Pharmaceutical, Inc.*	150	9,497
		56,930
Building Products - 0.4%
Armstrong World Industries, Inc.*(a)	194	9,384

Capital Markets - 1.3%
Federated Investors, Inc., Class B(a)	322	9,290
Janus Capital Group, Inc.(a)	636	9,305
Stifel Financial Corp.*	316	9,353
		27,948
Chemicals - 1.8%
Olin Corp.	538	9,345
Platform Specialty Products Corp.*	1,080	9,288
PolyOne Corp.	340	10,285
Sensient Technologies Corp.	148	9,392
		38,310
Commercial Services & Supplies - 2.2%
Clean Harbors, Inc.*(a)	206	10,164
Covanta Holding Corp.(a)	554	9,341
Deluxe Corp.(a)	164	10,248
Healthcare Services Group, Inc.(a)	258	9,497
R.R. Donnelley & Sons Co.	570	9,348
		48,598
Communications Equipment - 0.8%
Ciena Corp.*(a)	448	8,521
NetScout Systems, Inc.*	424	9,739
		18,260
Construction & Engineering - 0.9%
EMCOR Group, Inc.(a)	190	9,234
Valmont Industries, Inc.	82	10,155
		19,389
Construction Materials - 0.4%
Eagle Materials, Inc.(a)	132	9,255

Consumer Finance - 0.9%
LendingClub Corp.*(a)	1,060	8,798
SLM Corp.*	1,566	9,960
		18,758
Containers & Packaging - 0.9%
Owens-Illinois, Inc.*	614	9,800
Silgan Holdings, Inc.	184	9,783
		19,583
Distributors - 0.4%
Pool Corp.	106	9,300

Diversified Consumer Services - 0.8%
Graham Holdings Co., Class B(a)	18	8,640
Houghton Mifflin Harcourt Co.*	472	9,412
		18,052
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp.(a)	1,690	9,447

Electric Utilities - 1.8%
ALLETE, Inc.(a)	172	9,644
IDACORP, Inc.(a)	130	9,697
PNM Resources, Inc.	288	9,711
Portland General Electric Co.	234	9,241
		38,293
Electrical Equipment - 1.3%
EnerSys(a)	166	9,249
Generac Holdings, Inc.*	250	9,310
Regal Beloit Corp.	152	9,590
		28,149
Electronic Equipment, Instruments & Components - 2.3%
Belden, Inc.(a)	168	10,312
Cognex Corp.(a)	258	10,049
FEI Co.(a)	104	9,257
Tech Data Corp.*	130	9,980

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
VeriFone Systems, Inc.*	330	9,319
		48,917
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc.	430	9,344
Dril-Quip, Inc.*(a)	158	9,568
Ensco plc, Class A(a)	960	9,955
Nabors Industries Ltd.	1,014	9,329
Noble Corp. plc	900	9,315
		47,511
Food & Staples Retailing - 0.4%
United Natural Foods, Inc.*	230	9,269

Food Products - 1.8%
Flowers Foods, Inc.(a)	536	9,895
Pinnacle Foods, Inc.	218	9,740
Post Holdings, Inc.*	132	9,078
TreeHouse Foods, Inc.*	112	9,716
		38,429
Gas Utilities - 1.4%
New Jersey Resources Corp.	280	10,200
Southwest Gas Corp.	150	9,878
WGL Holdings, Inc.	138	9,987
		30,065
Health Care Equipment & Supplies - 0.9%
Hill-Rom Holdings, Inc.(a)	198	9,959
NuVasive, Inc.*	198	9,633
		19,592
Health Care Providers & Services - 2.7%
Brookdale Senior Living, Inc.*(a)	636	10,100
Community Health Systems, Inc.*(a)	508	9,403
HealthSouth Corp.(a)	264	9,934
LifePoint Health, Inc.*(a)	134	9,280
Owens & Minor, Inc.	232	9,377
Tenet Healthcare Corp.*	324	9,373
		57,467
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*(a)	730	9,643
Medidata Solutions, Inc.*(a)	266	10,297
		19,940
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.(a)	192	8,822
Buffalo Wild Wings, Inc.*(a)	62	9,183
Cheesecake Factory, Inc. (The)(a)	184	9,769
Cracker Barrel Old Country Store, Inc.	68	10,382
Jack in the Box, Inc.(a)	134	8,559
Wendy's Co. (The)	914	9,953
		56,668
Household Durables - 0.9%
Tempur Sealy International, Inc.*	150	9,118
Tupperware Brands Corp.	160	9,277
		18,395
Insurance - 1.8%
Aspen Insurance Holdings Ltd.(a)	190	9,063
Mercury General Corp.(a)	180	9,990
ProAssurance Corp.	182	9,209
RLI Corp.	146	9,762
		38,024
Internet & Catalog Retail - 0.8%
Groupon, Inc.*(a)	2,348	9,369
HSN, Inc.(a)	172	8,997
		18,366
Internet Software & Services - 1.7%
j2 Global, Inc.	150	9,237
Pandora Media, Inc.*	934	8,359
Rackspace Hosting, Inc.*	448	9,673
Zillow Group, Inc., Class C*	392	9,302
		36,571
IT Services - 1.7%
Convergys Corp.	338	9,386
CoreLogic, Inc.*(a)	270	9,369
First Data Corp., Class A*(a)	716	9,265
WEX, Inc.*	112	9,337
		37,357
Leisure Products - 0.9%
Brunswick Corp.(a)	194	9,308
Vista Outdoor, Inc.*	190	9,863
		19,171
Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc., Class A*(a)	72	9,844

Machinery - 2.7%
CLARCOR, Inc.(a)	162	9,362
Crane Co.(a)	184	9,910
ITT Corp.(a)	254	9,370
Oshkosh Corp.	228	9,318
Timken Co. (The)	308	10,315
Woodward, Inc.	190	9,884
		58,159
Marine - 0.4%
Kirby Corp.*(a)	156	9,405

Media - 2.6%
Cable One, Inc.(a)	20	8,742
John Wiley & Sons, Inc., Class A(a)	190	9,289
Madison Square Garden Co. (The), Class A*	60	9,982
Regal Entertainment Group, Class A	440	9,302
Starz, Class A*	370	9,742
Tribune Media Co., Class A	244	9,357
		56,414
Metals & Mining - 0.4%
Compass Minerals International, Inc.(a)	134	9,495

Multiline Retail - 0.9%
Dillard's, Inc., Class A(a)	110	9,340
J.C. Penney Co., Inc.*	910	10,065
		19,405
Multi-Utilities - 0.9%
Black Hills Corp.	154	9,260

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
NorthWestern Corp.	150	9,263
		18,523
Oil, Gas & Consumable Fuels - 3.1%
CONSOL Energy, Inc.	826	9,326
Energen Corp.(a)	256	9,367
PBF Energy, Inc., Class A	310	10,292
QEP Resources, Inc.	664	9,369
Southwestern Energy Co.*	1,150	9,280
Western Refining, Inc.	320	9,309
World Fuel Services Corp.(a)	196	9,522
		66,465
Paper & Forest Products - 0.4%
Domtar Corp.	232	9,396

Personal Products - 0.5%
Edgewell Personal Care Co.(a)	124	9,986

Pharmaceuticals - 2.1%
Akorn, Inc.*	396	9,318
Catalent, Inc.*(a)	348	9,281
Horizon Pharma plc*(a)	530	8,782
Impax Laboratories, Inc.*(a)	278	8,902
Pacira Pharmaceuticals, Inc.*	180	9,536
		45,819
Real Estate Investment Trusts (REITs) - 10.7%
Blackstone Mortgage Trust, Inc., Class A	350	9,401
Care Capital Properties, Inc.(a)	348	9,340
CBL & Associates Properties, Inc.(a)	856	10,186
Chimera Investment Corp.(a)	688	9,350
Columbia Property Trust, Inc.(a)	452	9,939
Communications Sales & Leasing, Inc.(a)	420	9,345
DCT Industrial Trust, Inc.(a)	260	10,262
DuPont Fabros Technology, Inc.	230	9,322
GEO Group, Inc. (The)(a)	268	9,292
Healthcare Realty Trust, Inc.(a)	326	10,070
LaSalle Hotel Properties(a)	366	9,263
Medical Properties Trust, Inc.	718	9,320
MFA Financial, Inc.	1,368	9,371
New Residential Investment Corp.	786	9,141
Outfront Media, Inc.	408	8,609
Pebblebrook Hotel Trust	338	9,826
Piedmont Office Realty Trust, Inc., Class A	498	10,114
Post Properties, Inc.	162	9,678
Rayonier, Inc.	398	9,823
RLJ Lodging Trust	440	10,067
Ryman Hospitality Properties, Inc.	194	9,987
Sunstone Hotel Investors, Inc.	716	10,024
Tanger Factory Outlet Centers, Inc.	258	9,389
Two Harbors Investment Corp.	1,198	9,512
		230,631
Road & Rail - 0.5%
Landstar System, Inc.(a)	154	9,950

Semiconductors & Semiconductor Equipment - 2.2%
Cavium, Inc.*(a)	158	9,663
Cree, Inc.*(a)	288	8,381
Cypress Semiconductor Corp.(a)	1,156	10,011
Integrated Device Technology, Inc.*(a)	476	9,729
Synaptics, Inc.*	124	9,888
		47,672
Software - 4.5%
ACI Worldwide, Inc.*(a)	450	9,356
Aspen Technology, Inc.*(a)	278	10,044
Blackbaud, Inc.(a)	162	10,188
Fair Isaac Corp.(a)	96	10,185
FireEye, Inc.*(a)	550	9,895
Mentor Graphics Corp.(a)	462	9,392
Proofpoint, Inc.*	182	9,788
Qlik Technologies, Inc.*	320	9,254
Take-Two Interactive Software, Inc.*	270	10,171
Verint Systems, Inc.*	280	9,346
		97,619
Specialty Retail - 2.7%
American Eagle Outfitters, Inc.(a)	614	10,236
Cabela's, Inc.*(a)	206	10,030
CST Brands, Inc.(a)	242	9,266
GNC Holdings, Inc., Class A(a)	324	10,287
Murphy USA, Inc.*	158	9,709
Urban Outfitters, Inc.*	282	9,331
		58,859
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.(a)	94	9,906
Kate Spade & Co.*(a)	368	9,391
Skechers U.S.A., Inc., Class A*	278	8,465
		27,762
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	1,216	9,327
Radian Group, Inc.	756	9,374
		18,701
Trading Companies & Distributors - 0.9%
Air Lease Corp.(a)	306	9,829
MSC Industrial Direct Co., Inc., Class A	122	9,310
		19,139
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	312	9,388

TOTAL COMMON STOCKS (COST $1,975,901)		1,907,242

TOTAL LONG POSITIONS (COST $1,975,901)		1,907,242

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

SHORT POSITIONS - (86.4)%

COMMON STOCKS - (86.4)%

Aerospace & Defense - (3.1)%
Boeing Co. (The)	(74)	(9,393)
General Dynamics Corp.	(64)	(8,408)
Honeywell International, Inc.	(90)	(10,084)
Lockheed Martin Corp.	(44)	(9,746)
Northrop Grumman Corp.	(50)	(9,895)
Raytheon Co.	(76)	(9,320)
United Technologies Corp.	(98)	(9,810)
		(66,656)
Air Freight & Logistics - (0.9)%
FedEx Corp.	(56)	(9,113)
United Parcel Service, Inc., Class B	(92)	(9,703)
		(18,816)
Airlines - (1.3)%
American Airlines Group, Inc.	(230)	(9,432)
Delta Air Lines, Inc.	(200)	(9,736)
Southwest Airlines Co.	(214)	(9,587)
		(28,755)
Auto Components - (0.4)%
Johnson Controls, Inc.	(248)	(9,665)

Automobiles - (0.9)%
Ford Motor Co.	(678)	(9,153)
General Motors Co.	(300)	(9,429)
		(18,582)
Banks - (3.3)%
Bank of America Corp.	(712)	(9,626)
BB&T Corp.	(272)	(9,049)
Citigroup, Inc.	(212)	(8,851)
JPMorgan Chase & Co.	(158)	(9,357)
PNC Financial Services Group, Inc. (The)	(110)	(9,303)
SunTrust Banks, Inc.	(244)	(8,804)
U.S. Bancorp	(216)	(8,767)
Wells Fargo & Co.	(172)	(8,318)
		(72,075)
Beverages - (1.3)%
Coca-Cola Co. (The)	(196)	(9,093)
Monster Beverage Corp.*	(72)	(9,603)
PepsiCo, Inc.	(94)	(9,633)
		(28,329)
Biotechnology - (2.5)%
Alexion Pharmaceuticals, Inc.*	(60)	(8,353)
Amgen, Inc.	(58)	(8,696)
Biogen, Inc.*	(36)	(9,372)
Celgene Corp.*	(90)	(9,008)
Gilead Sciences, Inc.	(106)	(9,737)
Regeneron Pharmaceuticals, Inc.*	(26)	(9,371)
		(54,537)
Capital Markets - (3.4)%
Ameriprise Financial, Inc.	(98)	(9,213)
Bank of New York Mellon Corp. (The)	(246)	(9,060)
BlackRock, Inc.	(26)	(8,855)
Charles Schwab Corp. (The)	(344)	(9,639)
Franklin Resources, Inc.	(256)	(9,997)
Goldman Sachs Group, Inc. (The)	(56)	(8,791)
Morgan Stanley	(344)	(8,603)
State Street Corp.	(162)	(9,480)
		(73,638)
Chemicals - (3.5)%
Air Products & Chemicals, Inc.	(68)	(9,795)
Dow Chemical Co. (The)	(184)	(9,358)
Ecolab, Inc.	(80)	(8,922)
LyondellBasell Industries NV, Class A	(114)	(9,756)
Monsanto Co.	(100)	(8,774)
PPG Industries, Inc.	(90)	(10,034)
Praxair, Inc.	(84)	(9,614)
Sherwin-Williams Co. (The)	(34)	(9,679)
		(75,932)
Commercial Services & Supplies - (0.4)%
Waste Management, Inc.	(154)	(9,086)

Communications Equipment - (0.5)%
Cisco Systems, Inc.	(348)	(9,908)

Consumer Finance - (1.8)%
American Express Co.	(150)	(9,210)
Capital One Financial Corp.	(136)	(9,426)
Discover Financial Services	(194)	(9,879)
Synchrony Financial*	(332)	(9,515)
		(38,030)
Diversified Financial Services - (2.1)%
Berkshire Hathaway, Inc., Class B*	(70)	(9,932)
CME Group, Inc.	(96)	(9,221)
Intercontinental Exchange, Inc.	(36)	(8,465)
McGraw Hill Financial, Inc.	(98)	(9,700)
Moody's Corp.	(92)	(8,883)
		(46,201)
Diversified Telecommunication Services - (0.9)%
AT&T, Inc.	(246)	(9,636)
Verizon Communications, Inc.	(176)	(9,518)
		(19,154)
Electric Utilities - (3.1)%
American Electric Power Co., Inc.	(146)	(9,694)
Duke Energy Corp.	(114)	(9,198)
Exelon Corp.	(254)	(9,109)
NextEra Energy, Inc.	(80)	(9,467)
PG&E Corp.	(160)	(9,555)
PPL Corp.	(264)	(10,051)
Southern Co. (The)	(180)	(9,311)
		(66,385)
Electrical Equipment - (1.3)%
Eaton Corp. plc	(146)	(9,134)
Emerson Electric Co.	(168)	(9,136)
Rockwell Automation, Inc.	(88)	(10,010)
		(28,280)
Electronic Equipment, Instruments & Components - (1.3)%
Amphenol Corp., Class A	(158)	(9,136)
Corning, Inc.	(438)	(9,150)
TE Connectivity Ltd.	(158)	(9,783)
		(28,069)
Energy Equipment & Services - (0.9)%
Halliburton Co.	(266)	(9,502)
Schlumberger Ltd.	(122)	(8,997)
		(18,499)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Food & Staples Retailing - (2.1)%
Costco Wholesale Corp.	(58)	(9,139)
CVS Health Corp.	(88)	(9,128)
Kroger Co. (The)	(216)	(8,262)
Walgreens Boots Alliance, Inc.	(112)	(9,435)
Wal-Mart Stores, Inc.	(134)	(9,178)
		(45,142)
Food Products - (1.7)%
General Mills, Inc.	(144)	(9,122)
Kellogg Co.	(124)	(9,492)
Kraft Heinz Co. (The)	(114)	(8,956)
Mondelez International, Inc., Class A	(216)	(8,666)
		(36,236)
Health Care Equipment & Supplies - (1.7)%
Abbott Laboratories	(234)	(9,788)
Becton, Dickinson and Co.	(58)	(8,806)
Medtronic plc	(126)	(9,450)
Stryker Corp.	(86)	(9,227)
		(37,271)
Health Care Providers & Services - (2.5)%
Aetna, Inc.	(82)	(9,213)
Anthem, Inc.	(64)	(8,895)
Cardinal Health, Inc.	(108)	(8,851)
Express Scripts Holding Co.*	(128)	(8,792)
McKesson Corp.	(56)	(8,806)
UnitedHealth Group, Inc.	(76)	(9,796)
		(54,353)
Health Care Technology - (0.4)%
Cerner Corp.*	(176)	(9,321)

Hotels, Restaurants & Leisure - (2.2)%
Carnival Corp.	(184)	(9,709)
Las Vegas Sands Corp.	(188)	(9,716)
McDonald's Corp.	(72)	(9,049)
Starbucks Corp.	(154)	(9,194)
Yum! Brands, Inc.	(112)	(9,167)
		(46,835)
Household Products - (1.3)%
Colgate-Palmolive Co.	(130)	(9,184)
Kimberly-Clark Corp.	(70)	(9,416)
Procter & Gamble Co. (The)	(114)	(9,383)
		(27,983)
Industrial Conglomerates - (1.8)%
3M Co.	(54)	(8,998)
Danaher Corp.	(98)	(9,296)
General Electric Co.	(314)	(9,982)
Roper Technologies, Inc.	(54)	(9,870)
		(38,146)
Insurance - (4.0)%
Aflac, Inc.	(144)	(9,092)
Allstate Corp. (The)	(150)	(10,105)
American International Group, Inc.	(178)	(9,621)
Aon plc	(88)	(9,192)
Chubb Ltd.	(82)	(9,770)
Marsh & McLennan Cos., Inc.	(150)	(9,119)
MetLife, Inc.	(228)	(10,018)
Prudential Financial, Inc.	(126)	(9,100)
Travelers Cos., Inc. (The)	(82)	(9,570)
		(85,587)
Internet & Catalog Retail - (1.4)%
Amazon.com, Inc.*	(16)	(9,498)
Netflix, Inc.*	(96)	(9,814)
Priceline Group, Inc. (The)*	(8)	(10,312)
		(29,624)
Internet Software & Services - (1.7)%
Alphabet, Inc., Class C*	(12)	(8,939)
eBay, Inc.*	(382)	(9,115)
Facebook, Inc., Class A*	(78)	(8,900)
Yahoo!, Inc.*	(250)	(9,202)
		(36,156)
IT Services - (4.3)%
Accenture plc, Class A	(88)	(10,155)
Automatic Data Processing, Inc.	(110)	(9,868)
Cognizant Technology Solutions Corp., Class A*	(146)	(9,154)
Fidelity National Information Services, Inc.	(148)	(9,370)
Fiserv, Inc.*	(98)	(10,053)
International Business Machines Corp.	(60)	(9,087)
MasterCard, Inc., Class A	(96)	(9,072)
Paychex, Inc.	(170)	(9,182)
PayPal Holdings, Inc.*	(236)	(9,109)
Visa, Inc., Class A	(120)	(9,178)
		(94,228)
Life Sciences Tools & Services - (0.4)%
Thermo Fisher Scientific, Inc.	(68)	(9,628)

Machinery - (2.6)%
Caterpillar, Inc.	(130)	(9,950)
Cummins, Inc.	(84)	(9,235)
Deere & Co.	(118)	(9,085)
Illinois Tool Works, Inc.	(90)	(9,220)
Ingersoll-Rand plc	(160)	(9,922)
PACCAR, Inc.	(182)	(9,953)
		(57,365)
Media - (1.7)%
Comcast Corp., Class A	(154)	(9,406)
Time Warner, Inc.	(134)	(9,722)
Twenty-First Century Fox, Inc., Class B	(304)	(8,573)
Walt Disney Co. (The)	(94)	(9,335)
		(37,036)
Multiline Retail - (0.4)%
Target Corp.	(114)	(9,380)

Multi-Utilities - (0.9)%
Dominion Resources, Inc.	(122)	(9,164)
Sempra Energy	(96)	(9,989)
		(19,153)
Oil, Gas & Consumable Fuels - (3.9)%
Chevron Corp.	(104)	(9,922)
ConocoPhillips	(228)	(9,182)
EOG Resources, Inc.	(128)	(9,290)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Exxon Mobil Corp.	(116)	(9,697)
Kinder Morgan, Inc.	(544)	(9,716)
Occidental Petroleum Corp.	(124)	(8,485)
Phillips 66	(104)	(9,005)
Pioneer Natural Resources Co.	(64)	(9,007)
Valero Energy Corp.	(150)	(9,621)
		(83,925)
Personal Products - (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(96)	(9,054)

Pharmaceuticals - (2.5)%
AbbVie, Inc.	(162)	(9,254)
Bristol-Myers Squibb Co.	(142)	(9,071)
Eli Lilly & Co.	(128)	(9,217)
Johnson & Johnson	(84)	(9,089)
Merck & Co., Inc.	(178)	(9,418)
Pfizer, Inc.	(288)	(8,536)
		(54,585)
Real Estate Investment Trusts (REITs) - (4.4)%
American Tower Corp.	(96)	(9,828)
AvalonBay Communities, Inc.	(52)	(9,890)
Crown Castle International Corp.	(110)	(9,515)
Equity Residential	(118)	(8,854)
General Growth Properties, Inc.	(330)	(9,811)
Prologis, Inc.	(222)	(9,808)
Public Storage	(36)	(9,930)
Simon Property Group, Inc.	(44)	(9,138)
Ventas, Inc.	(144)	(9,066)
Welltower, Inc.	(132)	(9,153)
		(94,993)
Road & Rail - (1.3)%
CSX Corp.	(386)	(9,939)
Norfolk Southern Corp.	(110)	(9,158)
Union Pacific Corp.	(112)	(8,910)
		(28,007)
Semiconductors & Semiconductor Equipment - (2.6)%
Analog Devices, Inc.	(152)	(8,997)
Applied Materials, Inc.	(430)	(9,107)
Broadcom Ltd.	(62)	(9,579)
Intel Corp.	(302)	(9,770)
QUALCOMM, Inc.	(176)	(9,001)
Texas Instruments, Inc.	(162)	(9,302)
		(55,756)
Software - (2.2)%
Adobe Systems, Inc.*	(104)	(9,755)
Intuit, Inc.	(94)	(9,777)
Microsoft Corp.	(172)	(9,499)
Oracle Corp.	(242)	(9,900)
salesforce.com, Inc.*	(132)	(9,746)
		(48,677)
Specialty Retail - (1.7)%
Home Depot, Inc. (The)	(70)	(9,340)
L Brands, Inc.	(106)	(9,308)
Lowe's Cos., Inc.	(124)	(9,393)
TJX Cos., Inc. (The)	(120)	(9,402)
		(37,443)
Technology Hardware, Storage & Peripherals - (1.3)%
Apple, Inc.	(92)	(10,027)
Hewlett Packard Enterprise Co.	(512)	(9,078)
HP, Inc.	(744)	(9,166)
		(28,271)
Textiles, Apparel & Luxury Goods - (0.8)%
NIKE, Inc., Class B	(144)	(8,852)
VF Corp.	(146)	(9,455)
		(18,307)
Tobacco - (1.3)%
Altria Group, Inc.	(144)	(9,023)
Philip Morris International, Inc.	(98)	(9,615)
Reynolds American, Inc.	(178)	(8,955)
		(27,593)
TOTAL COMMON STOCKS (COST $(1,921,003))		(1,870,652)

TOTAL SHORT POSITIONS (COST $(1,921,003))		(1,870,652)

Total Investments - 1.7% (Cost $54,898)		36,590
Other Assets Less Liabilities - 98.3%		2,128,305
Net assets - 100.0%		2,164,895

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $942,179.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,021
Aggregate gross unrealized depreciation	(341,432)
Net unrealized depreciation	$(293,411)
Federal income tax cost of investments	$330,001

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
287,290 USD	10/04/2017	Morgan Stanley	0.86%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(1))	$10,622
(318,632) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(1))	0.19%	(15,583)
					$(4,961)

(1)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 89.2%

COMMON STOCKS - 89.2%

Aerospace & Defense - 0.9%
Lockheed Martin Corp.(a)	1,144	253,396
TransDigm Group, Inc.*	1,144	252,069
		505,465
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.(a)	3,484	258,617
Expeditors International of Washington, Inc.(a)	5,252	256,350
United Parcel Service, Inc., Class B	2,444	257,769
		772,736
Beverages - 1.3%
Coca-Cola Enterprises, Inc.	5,044	255,933
Dr. Pepper Snapple Group, Inc.(a)	2,860	255,741
Molson Coors Brewing Co., Class B	2,704	260,071
		771,745
Biotechnology - 0.5%
Myriad Genetics, Inc.*(a)	6,864	256,920

Building Products - 1.8%
Armstrong World Industries, Inc.*(a)	5,356	259,070
Lennox International, Inc.(a)	1,872	253,075
Owens Corning	5,460	258,149
USG Corp.*	10,348	256,734
		1,027,028
Chemicals - 2.6%
International Flavors & Fragrances, Inc.(a)	2,236	254,390
Monsanto Co.(a)	2,912	255,499
NewMarket Corp.	624	247,266
Praxair, Inc.	2,236	255,910
Scotts Miracle-Gro Co. (The), Class A	3,536	257,315
Sherwin-Williams Co. (The)	884	251,648
		1,522,028
Commercial Services & Supplies - 2.2%
Cintas Corp.(a)	2,860	256,857
Clean Harbors, Inc.*(a)	5,200	256,568
Republic Services, Inc.	5,356	255,213
Stericycle, Inc.*	2,028	255,913
Waste Management, Inc.	4,368	257,712
		1,282,263
Communications Equipment - 0.9%
F5 Networks, Inc.*(a)	2,444	258,698
Motorola Solutions, Inc.(a)	3,432	259,802
		518,500
Construction Materials - 0.5%
Martin Marietta Materials, Inc.(a)	1,612	257,130

Containers & Packaging - 1.8%
AptarGroup, Inc.(a)	3,276	256,871
Graphic Packaging Holding Co.(a)	19,968	256,589
Silgan Holdings, Inc.	4,836	257,130
Sonoco Products Co.	5,304	257,615
		1,028,205
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc.*	6,812	256,676

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.(a)	3,952	258,184

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	6,552	256,642

Electric Utilities - 2.2%
Duke Energy Corp.(a)	3,172	255,917
Edison International(a)	3,588	257,941
OGE Energy Corp.	8,996	257,555
Southern Co. (The)	4,992	258,236
Xcel Energy, Inc.	6,136	256,608
		1,286,257
Electronic Equipment, Instruments & Components - 2.2%
Corning, Inc.(a)	12,324	257,448
FLIR Systems, Inc.(a)	7,852	258,724
Keysight Technologies, Inc.*(a)	9,360	259,646
Littelfuse, Inc.(a)	2,080	256,069
Tech Data Corp.*	3,328	255,491
		1,287,378
Energy Equipment & Services - 0.9%
Core Laboratories NV(a)	2,288	257,194
Schlumberger Ltd.	3,484	256,945
		514,139
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.(a)	2,288	259,276
Sysco Corp.	5,512	257,576
Whole Foods Market, Inc.	8,216	255,600
		772,452
Food Products - 4.5%
B&G Foods, Inc.(a)	7,436	258,847
Campbell Soup Co.(a)	4,004	255,415
General Mills, Inc.(a)	4,056	256,947
Hershey Co. (The)(a)	2,808	258,589
Hormel Foods Corp.(a)	5,980	258,575
Kellogg Co.(a)	3,380	258,739
Lancaster Colony Corp.(a)	2,340	258,734
Pinnacle Foods, Inc.	5,720	255,570
TreeHouse Foods, Inc.*	2,964	257,127
Tyson Foods, Inc., Class A	3,848	256,508
		2,575,051
Gas Utilities - 0.5%
Southwest Gas Corp.	3,900	256,815

Health Care Equipment & Supplies - 3.5%
ABIOMED, Inc.*(a)	2,704	256,366
C.R. Bard, Inc.	1,248	252,932
Cooper Cos., Inc. (The)(a)	1,664	256,206
Hologic, Inc.*(a)	7,436	256,542
Intuitive Surgical, Inc.*(a)	416	250,037
ResMed, Inc.	4,420	255,564

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Varian Medical Systems, Inc.*	3,224	257,985
Zimmer Biomet Holdings, Inc.	2,392	255,059
		2,040,691
Health Care Providers & Services - 3.6%
Aetna, Inc.(a)	2,288	257,057
AmerisourceBergen Corp.(a)	2,964	256,534
Amsurg Corp.*(a)	3,432	256,027
Anthem, Inc.(a)	1,872	260,189
Envision Healthcare Holdings, Inc.*(a)	12,688	258,835
LifePoint Health, Inc.*	3,692	255,671
MEDNAX, Inc.*(a)	4,004	258,739
Universal Health Services, Inc., Class B	2,080	259,418
		2,062,470
Health Care Technology - 1.3%
athenahealth, Inc.*(a)	1,872	259,796
Cerner Corp.*	4,836	256,115
IMS Health Holdings, Inc.*(a)	9,724	258,172
		774,083
Hotels, Restaurants & Leisure - 4.0%
Aramark(a)	7,800	258,336
Brinker International, Inc.(a)	5,564	255,666
Cheesecake Factory, Inc. (The)(a)	4,836	256,743
Chipotle Mexican Grill, Inc.*(a)	572	269,395
Cracker Barrel Old Country Store, Inc.	1,664	254,043
Darden Restaurants, Inc.(a)	3,848	255,122
Dunkin' Brands Group, Inc.(a)	5,460	257,548
Panera Bread Co., Class A*	1,248	255,628
Vail Resorts, Inc.(a)	1,924	257,239
		2,319,720
Household Durables - 0.5%
NVR, Inc.*	156	270,255

Household Products - 0.9%
Church & Dwight Co., Inc.(a)	2,808	258,841
Clorox Co. (The)(a)	2,028	255,650
		514,491
Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.(a)	2,548	253,526

Insurance - 4.0%
Aon plc	2,444	255,276
Arch Capital Group Ltd.*(a)	3,640	258,804
Axis Capital Holdings Ltd.(a)	4,628	256,669
Everest Re Group Ltd.	1,300	256,659
ProAssurance Corp.	5,044	255,226
RenaissanceRe Holdings Ltd.	2,132	255,478
RLI Corp.	3,848	257,277
Validus Holdings Ltd.	5,408	255,204
White Mountains Insurance Group Ltd.	312	250,411
		2,301,004
Internet Software & Services - 0.4%
Pandora Media, Inc.*	28,392	254,108

IT Services - 3.6%
Amdocs Ltd.(a)	4,264	257,631
Booz Allen Hamilton Holding Corp.(a)	8,476	256,653
CACI International, Inc., Class A*(a)	2,392	255,227
CoreLogic, Inc.*(a)	7,384	256,225
Gartner, Inc.*(a)	2,860	255,541
Genpact Ltd.*(a)	9,412	255,912
Jack Henry & Associates, Inc.(a)	3,016	255,063
Vantiv, Inc., Class A*	4,784	257,762
		2,050,014
Leisure Products - 0.9%
Hasbro, Inc.(a)	3,224	258,242
Polaris Industries, Inc.	2,600	256,048
		514,290
Life Sciences Tools & Services - 0.5%
Quintiles Transnational Holdings, Inc.*	3,952	257,275

Machinery - 0.4%
Toro Co. (The)	2,964	255,260

Media - 1.4%
Charter Communications, Inc., Class A*	1,300	263,159
Liberty Broadband Corp.*(a)	4,420	256,139
Time Warner, Inc.	3,536	256,537
		775,835
Metals & Mining - 1.3%
Compass Minerals International, Inc.(a)	3,640	257,930
Newmont Mining Corp.	9,672	257,082
Royal Gold, Inc.	4,992	256,040
		771,052
Multiline Retail - 0.9%
Dollar General Corp.(a)	3,016	258,169
Target Corp.	3,120	256,714
		514,883
Multi-Utilities - 1.8%
Black Hills Corp.(a)	4,264	256,394
CMS Energy Corp.(a)	6,084	258,205
Consolidated Edison, Inc.(a)	3,328	254,991
WEC Energy Group, Inc.	4,264	256,139
		1,025,729
Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp.(a)	11,336	257,441
Diamondback Energy, Inc.*(a)	3,328	256,855
EQT Corp.(a)	3,848	258,816
Exxon Mobil Corp.	3,068	256,454
Occidental Petroleum Corp.	3,744	256,202
Pioneer Natural Resources Co.	1,820	256,147
Spectra Energy Corp.	8,372	256,183

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
World Fuel Services Corp.(a)	5,252	255,142
		2,053,240
Pharmaceuticals - 1.8%
Eli Lilly & Co.(a)	3,588	258,372
Endo International plc*	9,256	260,556
Mylan NV*(a)	5,564	257,891
Pfizer, Inc.	8,632	255,853
		1,032,672
Professional Services - 0.5%
Verisk Analytics, Inc.*	3,224	257,662

Real Estate Investment Trusts (REITs) - 16.5%
American Campus Communities, Inc.(a)	5,460	257,112
American Capital Agency Corp.(a)	13,884	258,659
American Homes 4 Rent, Class A(a)	16,224	257,962
Annaly Capital Management, Inc.	25,116	257,690
AvalonBay Communities, Inc.(a)	1,352	257,151
Brixmor Property Group, Inc.(a)	10,088	258,455
Chimera Investment Corp.(a)	18,980	257,938
Crown Castle International Corp.(a)	2,964	256,386
CubeSmart(a)	7,748	258,008
Digital Realty Trust, Inc.(a)	2,912	257,683
Equinix, Inc.(a)	780	257,954
Equity LifeStyle Properties, Inc.(a)	3,536	257,173
Equity Residential	3,432	257,503
Essex Property Trust, Inc.(a)	1,092	255,375
Extra Space Storage, Inc.(a)	2,756	257,576
Federal Realty Investment Trust(a)	1,664	259,667
Gaming and Leisure Properties, Inc.(a)	8,320	257,254
Healthcare Realty Trust, Inc.(a)	8,320	257,005
Healthcare Trust of America, Inc., Class A(a)	8,788	258,543
MFA Financial, Inc.(a)	37,700	258,245
Mid-America Apartment Communities, Inc.(a)	2,496	255,116
National Retail Properties, Inc.	5,512	254,654
Omega Healthcare Investors, Inc.	7,228	255,148
Piedmont Office Realty Trust, Inc., Class A	12,636	256,637
Post Properties, Inc.	4,316	257,838
Public Storage	936	258,177
Realty Income Corp.	4,108	256,791
Retail Properties of America, Inc., Class A	16,276	257,975
Senior Housing Properties Trust	14,404	257,688
Simon Property Group, Inc.	1,248	259,197
Sovran Self Storage, Inc.	2,184	257,603
Starwood Property Trust, Inc.	13,572	256,918
Tanger Factory Outlet Centers, Inc.	7,124	259,242
Taubman Centers, Inc.	3,588	255,573
Two Harbors Investment Corp.	32,604	258,876
UDR, Inc.	6,708	258,459
Welltower, Inc.(a)	3,692	256,003
		9,525,234
Road & Rail - 0.4%
Landstar System, Inc.(a)	3,952	255,339

Semiconductors & Semiconductor Equipment - 0.4%
Marvell Technology Group Ltd.(a)	24,752	255,193

Software - 3.6%
ANSYS, Inc.*(a)	2,860	255,856
Aspen Technology, Inc.*(a)	7,072	255,511
Cadence Design Systems, Inc.*(a)	10,920	257,494
Mentor Graphics Corp.(a)	12,688	257,947
Symantec Corp.	14,040	258,055
Synopsys, Inc.*	5,304	256,926
Tyler Technologies, Inc.*	1,976	254,133
VMware, Inc., Class A*	4,940	258,411
		2,054,333
Specialty Retail - 3.1%
AutoZone, Inc.*(a)	312	248,567
Dick's Sporting Goods, Inc.(a)	5,460	255,255
L Brands, Inc.(a)	2,912	255,703
Sally Beauty Holdings, Inc.*	7,904	255,932
Signet Jewelers Ltd.	2,080	257,982
Urban Outfitters, Inc.*	7,748	256,381
Williams-Sonoma, Inc.	4,680	256,183
		1,786,003
Technology Hardware, Storage & Peripherals - 0.5%
HP, Inc.(a)	20,904	257,537

Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.(a)	2,444	257,549

Tobacco - 0.4%
Reynolds American, Inc.	5,096	256,380

Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co., Inc., Class A(a)	3,380	257,928
W.W. Grainger, Inc.(a)	1,092	254,905
Watsco, Inc.	1,924	259,240
		772,073
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.*	6,708	256,916

TOTAL COMMON STOCKS (COST $47,801,679)		51,380,431

TOTAL LONG POSITIONS (COST $47,801,679)		51,380,431

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

SHORT POSITIONS - (91.6)%

COMMON STOCKS - (91.2)%

Aerospace & Defense - (0.4)%
Esterline Technologies Corp.*	(4,108)	(263,200)

Airlines - (0.9)%
American Airlines Group, Inc.	(6,396)	(262,300)
United Continental Holdings, Inc.*	(4,316)	(258,356)
		(520,656)
Auto Components - (3.7)%
Autoliv, Inc.	(2,236)	(264,921)
BorgWarner, Inc.	(6,916)	(265,574)
Dana Holding Corp.	(18,928)	(266,696)
Delphi Automotive plc	(3,484)	(261,370)
Goodyear Tire & Rubber Co. (The)	(8,008)	(264,104)
Johnson Controls, Inc.	(6,760)	(263,437)
Lear Corp.	(2,340)	(260,138)
Tenneco, Inc.*	(5,096)	(262,495)
		(2,108,735)
Automobiles - (0.9)%
Ford Motor Co.	(19,552)	(263,952)
General Motors Co.	(8,372)	(263,132)
		(527,084)
Banks - (4.6)%
Bank of America Corp.	(19,552)	(264,343)
Bank of the Ozarks, Inc.	(6,292)	(264,075)
Citigroup, Inc.	(6,292)	(262,691)
Cullen/Frost Bankers, Inc.	(4,784)	(263,646)
East West Bancorp, Inc.	(8,112)	(263,478)
PacWest Bancorp	(7,124)	(264,657)
PrivateBancorp, Inc.	(6,812)	(262,943)
Prosperity Bancshares, Inc.	(5,720)	(265,351)
Signature Bank*	(1,924)	(261,895)
SVB Financial Group*	(2,600)	(265,330)
		(2,638,409)
Biotechnology - (5.9)%
ACADIA Pharmaceuticals, Inc.*	(9,568)	(267,521)
Alnylam Pharmaceuticals, Inc.*	(4,160)	(261,123)
Amgen, Inc.	(1,768)	(265,076)
Bluebird Bio, Inc.*	(6,240)	(265,200)
Celgene Corp.*	(2,652)	(265,439)
Juno Therapeutics, Inc.*	(6,760)	(257,489)
Medivation, Inc.*	(5,668)	(260,615)
Neurocrine Biosciences, Inc.*	(6,604)	(261,188)
Portola Pharmaceuticals, Inc.*	(12,948)	(264,139)
Regeneron Pharmaceuticals, Inc.*	(728)	(262,400)
Seattle Genetics, Inc.*	(7,488)	(262,754)
Ultragenyx Pharmaceutical, Inc.*	(4,160)	(263,370)
Vertex Pharmaceuticals, Inc.*	(3,276)	(260,409)
		(3,416,723)
Capital Markets - (8.7)%
Affiliated Managers Group, Inc.*	(1,612)	(261,789)
Ameriprise Financial, Inc.	(2,808)	(263,980)
BlackRock, Inc.	(780)	(265,645)
Charles Schwab Corp. (The)	(9,412)	(263,724)
E*TRADE Financial Corp.*	(10,712)	(262,337)
Eaton Vance Corp.	(7,852)	(263,199)
Franklin Resources, Inc.	(6,760)	(263,978)
Goldman Sachs Group, Inc. (The)	(1,664)	(261,215)
Invesco Ltd.	(8,580)	(264,007)
Janus Capital Group, Inc.	(17,992)	(263,223)
Legg Mason, Inc.	(7,592)	(263,291)
Morgan Stanley	(10,452)	(261,405)
NorthStar Asset Management Group, Inc.	(23,452)	(266,180)
State Street Corp.	(4,524)	(264,744)
Stifel Financial Corp.*	(8,892)	(263,203)
T. Rowe Price Group, Inc.	(3,588)	(263,574)
TD Ameritrade Holding Corp.	(8,372)	(263,969)
Waddell & Reed Financial, Inc., Class A	(11,128)	(261,953)
WisdomTree Investments, Inc.	(23,296)	(266,273)
		(5,007,689)
Chemicals - (2.7)%
Albemarle Corp.	(4,108)	(262,625)
Huntsman Corp.	(19,656)	(261,425)
LyondellBasell Industries NV, Class A	(3,068)	(262,560)
Olin Corp.	(15,184)	(263,746)
Platform Specialty Products Corp.*	(30,524)	(262,506)
Westlake Chemical Corp.	(5,668)	(262,428)
		(1,575,290)
Commercial Services & Supplies - (0.5)%
ADT Corp. (The)	(6,396)	(263,899)

Communications Equipment - (0.5)%
CommScope Holding Co., Inc.*	(9,464)	(264,235)

Construction & Engineering - (2.3)%
AECOM*	(8,580)	(264,178)
Chicago Bridge & Iron Co. NV	(7,176)	(262,570)
Fluor Corp.	(4,940)	(265,278)
Jacobs Engineering Group, Inc.*	(6,032)	(262,693)
KBR, Inc.	(17,108)	(264,832)
		(1,319,551)
Consumer Finance - (1.8)%
Capital One Financial Corp.	(3,796)	(263,101)
LendingClub Corp.*	(31,980)	(265,434)
Navient Corp.	(21,996)	(263,292)
SLM Corp.*	(41,340)	(262,922)
		(1,054,749)
Containers & Packaging - (0.9)%
Owens-Illinois, Inc.*	(16,588)	(264,745)
WestRock Co.	(6,812)	(265,872)
		(530,617)
Distributors - (0.5)%
Genuine Parts Co.	(2,652)	(263,503)

Diversified Consumer Services - (0.4)%
Graham Holdings Co., Class B	(520)	(249,600)

Diversified Financial Services - (1.4)%
McGraw Hill Financial, Inc.	(2,652)	(262,495)
Moody's Corp.	(2,756)	(266,119)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Voya Financial, Inc.	(8,840)	(263,167)
		(791,781)
Diversified Telecommunication Services - (0.5)%
Level 3 Communications, Inc.*	(4,992)	(263,827)

Electrical Equipment - (0.5)%
Sensata Technologies Holding NV*	(6,812)	(264,578)

Electronic Equipment, Instruments & Components - (2.7)%
Arrow Electronics, Inc.*	(4,108)	(264,596)
Belden, Inc.	(4,264)	(261,724)
IPG Photonics Corp.*	(2,756)	(264,797)
Trimble Navigation Ltd.*	(10,556)	(261,789)
VeriFone Systems, Inc.*	(9,308)	(262,858)
Zebra Technologies Corp., Class A*	(3,848)	(265,512)
		(1,581,276)
Energy Equipment & Services - (1.8)%
Diamond Offshore Drilling, Inc.	(12,168)	(264,411)
Helmerich & Payne, Inc.	(4,472)	(262,596)
Nabors Industries Ltd.	(28,652)	(263,598)
Weatherford International plc*	(34,216)	(266,200)
		(1,056,805)
Food Products - (0.5)%
Hain Celestial Group, Inc. (The)*	(6,448)	(263,788)

Gas Utilities - (0.9)%
National Fuel Gas Co.	(5,252)	(262,863)
UGI Corp.	(6,552)	(263,980)
		(526,843)
Health Care Equipment & Supplies - (0.9)%
Align Technology, Inc.*	(3,588)	(260,812)
DENTSPLY SIRONA, Inc.	(4,264)	(262,790)
		(523,602)
Health Care Providers & Services - (1.4)%
Brookdale Senior Living, Inc.*	(16,640)	(264,243)
Centene Corp.*	(4,316)	(265,736)
Tenet Healthcare Corp.*	(9,152)	(264,768)
		(794,747)
Hotels, Restaurants & Leisure - (2.3)%
Las Vegas Sands Corp.	(5,044)	(260,674)
Marriott International, Inc., Class A	(3,692)	(262,797)
MGM Resorts International*	(12,272)	(263,112)
Norwegian Cruise Line Holdings Ltd.*	(4,784)	(264,507)
Wynn Resorts Ltd.	(2,808)	(262,351)
		(1,313,441)
Household Durables - (0.9)%
Harman International Industries, Inc.	(2,964)	(263,914)
Tempur Sealy International, Inc.*	(4,316)	(262,370)
		(526,284)
Independent Power and Renewable Electricity Producers - (1.4)%
AES Corp.	(22,464)	(265,075)
Calpine Corp.*	(17,576)	(266,628)
NRG Energy, Inc.	(20,228)	(263,166)
		(794,869)
Insurance - (3.7)%
AmTrust Financial Services, Inc.	(10,192)	(263,769)
CNO Financial Group, Inc.	(14,664)	(262,779)
Lincoln National Corp.	(6,760)	(264,992)
MetLife, Inc.	(5,980)	(262,761)
Primerica, Inc.	(5,876)	(261,658)
Principal Financial Group, Inc.	(6,708)	(264,630)
Prudential Financial, Inc.	(3,640)	(262,881)
Unum Group	(8,528)	(263,686)
		(2,107,156)
Internet & Catalog Retail - (2.8)%
Amazon.com, Inc.*	(468)	(277,824)
Expedia, Inc.	(2,444)	(263,512)
Groupon, Inc.*	(66,352)	(264,744)
Netflix, Inc.*	(2,600)	(265,798)
Priceline Group, Inc. (The)*	(208)	(268,104)
TripAdvisor, Inc.*	(4,004)	(266,266)
		(1,606,248)
Internet Software & Services - (2.3)%
Alphabet, Inc., Class C*	(364)	(271,162)
CoStar Group, Inc.*	(1,404)	(264,191)
eBay, Inc.*	(11,024)	(263,032)
LinkedIn Corp., Class A*	(2,288)	(261,633)
Twitter, Inc.*	(15,912)	(263,343)
		(1,323,361)
IT Services - (0.9)%
MAXIMUS, Inc.	(4,992)	(262,779)
WEX, Inc.*	(3,172)	(264,418)
		(527,197)
Machinery - (3.7)%
ITT Corp.	(7,176)	(264,723)
Middleby Corp. (The)*	(2,496)	(266,498)
Nordson Corp.	(3,484)	(264,923)
Oshkosh Corp.	(6,448)	(263,530)
Timken Co. (The)	(7,904)	(264,705)
Trinity Industries, Inc.	(14,352)	(262,785)
WABCO Holdings, Inc.*	(2,444)	(261,312)
Woodward, Inc.	(5,044)	(262,389)
		(2,110,865)
Media - (1.8)%
News Corp., Class A	(20,644)	(263,624)
TEGNA, Inc.	(11,180)	(262,283)
Tribune Media Co., Class A	(6,916)	(265,228)
Viacom, Inc., Class B	(6,396)	(264,027)
		(1,055,162)
Metals & Mining - (0.9)%
Alcoa, Inc.	(27,560)	(264,025)
Freeport-McMoRan, Inc.	(25,740)	(266,151)
		(530,176)
Multi-Utilities - (2.3)%
CenterPoint Energy, Inc.	(12,636)	(264,345)
MDU Resources Group, Inc.	(13,624)	(265,123)
NiSource, Inc.	(11,180)	(263,401)
Sempra Energy	(2,548)	(265,119)
Vectren Corp.	(5,200)	(262,912)
		(1,320,900)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - (2.8)%
Anadarko Petroleum Corp.	(5,668)	(263,959)
Marathon Oil Corp.	(23,608)	(262,993)
Marathon Petroleum Corp.	(7,124)	(264,870)
Murphy Oil Corp.	(10,452)	(263,286)
Targa Resources Corp.	(8,840)	(263,962)
Williams Cos., Inc. (The)	(16,692)	(268,241)
		(1,587,311)
Personal Products - (0.5)%
Edgewell Personal Care Co.	(3,276)	(263,816)

Pharmaceuticals - (1.4)%
Horizon Pharma plc*	(15,756)	(261,077)
Jazz Pharmaceuticals plc*	(2,028)	(264,755)
Mallinckrodt plc*	(4,316)	(264,485)
		(790,317)
Professional Services - (0.4)%
Dun & Bradstreet Corp. (The)	(2,548)	(262,648)

Real Estate Investment Trusts (REITs) - (0.5)%
NorthStar Realty Finance Corp.	(20,124)	(264,027)

Real Estate Management & Development - (0.4)%
Jones Lang LaSalle, Inc.	(2,236)	(262,327)

Road & Rail - (2.3)%
Avis Budget Group, Inc.*	(9,724)	(266,049)
CSX Corp.	(10,192)	(262,444)
Genesee & Wyoming, Inc., Class A*	(4,212)	(264,092)
Hertz Global Holdings, Inc.*	(25,064)	(263,924)
Ryder System, Inc.	(4,056)	(262,748)
		(1,319,257)
Semiconductors & Semiconductor Equipment - (4.6)%
Broadcom Ltd.	(1,716)	(265,122)
Cavium, Inc.*	(4,264)	(260,786)
Cypress Semiconductor Corp.	(30,472)	(263,888)
Integrated Device Technology, Inc.*	(12,792)	(261,469)
Micron Technology, Inc.*	(25,428)	(266,231)
NVIDIA Corp.	(7,384)	(263,092)
ON Semiconductor Corp.*	(27,300)	(261,807)
Qorvo, Inc.*	(5,200)	(262,132)
Skyworks Solutions, Inc.	(3,380)	(263,302)
Synaptics, Inc.*	(3,276)	(261,228)
		(2,629,057)
Software - (2.7)%
FireEye, Inc.*	(14,664)	(263,805)
Manhattan Associates, Inc.*	(4,628)	(263,194)
ServiceNow, Inc.*	(4,316)	(264,053)
Splunk, Inc.*	(5,356)	(262,069)
Tableau Software, Inc., Class A*	(5,772)	(264,762)
Workday, Inc., Class A*	(3,432)	(263,715)
		(1,581,598)
Specialty Retail - (2.7)%
American Eagle Outfitters, Inc.	(15,756)	(262,652)
AutoNation, Inc.*	(5,668)	(264,582)
GameStop Corp., Class A	(8,268)	(262,344)
Lithia Motors, Inc., Class A	(3,016)	(263,387)
Penske Automotive Group, Inc.	(6,968)	(264,087)
Tractor Supply Co.	(2,912)	(263,420)
		(1,580,472)
Technology Hardware, Storage & Peripherals - (0.9)%
NCR Corp.*	(8,788)	(263,025)
Seagate Technology plc	(7,696)	(265,127)
		(528,152)
Textiles, Apparel & Luxury Goods - (1.4)%
Fossil Group, Inc.*	(5,928)	(263,322)
Kate Spade & Co.*	(10,400)	(265,408)
Ralph Lauren Corp.	(2,756)	(265,292)
		(794,022)
Trading Companies & Distributors - (1.8)%
Air Lease Corp.	(8,216)	(263,898)
HD Supply Holdings, Inc.*	(8,008)	(264,825)
United Rentals, Inc.*	(4,264)	(265,178)
WESCO International, Inc.*	(4,784)	(261,541)
		(1,055,442)
Wireless Telecommunication Services - (0.5)%
Telephone & Data Systems, Inc.	(8,840)	(265,996)

TOTAL COMMON STOCKS (COST $(51,568,348))		(52,471,288)

MASTER LIMITED PARTNERSHIP - (0.4)%

Capital Markets - (0.4)%
Lazard Ltd. Class A, (Cost $(256,290))	(6,760)	(262,288)

TOTAL SHORT POSITIONS (COST $(51,824,638))		(52,733,576)

Total Investments - (2.4)% (Cost $(4,022,959))		(1,353,145)
Other Assets Less Liabilities - 102.4%		58,927,949
Net assets - 100.0%		57,574,804

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $30,675,783.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,453,440
Aggregate gross unrealized depreciation	(3,636,953)
Net unrealized appreciation	$816,487
Federal income tax cost of investments	$(2,169,632)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
5,663,200 USD	10/04/2017	Morgan Stanley	0.85%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(1))	$579,014
(4,663,591) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(1))	0.19%	(229,349)
					$349,665

(1)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust
QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 99.5%

COMMON STOCKS - 84.7%

Automobiles - 1.0%
Ford Motor Co.	2,754	37,179

Banks - 5.0%
Cullen/Frost Bankers, Inc.	654	36,042
FNB Corp.	2,754	35,829
PacWest Bancorp	972	36,110
People's United Financial, Inc.	2,355	37,515
Umpqua Holdings Corp.	2,274	36,066
		181,562
Beverages - 1.0%
Coca-Cola Co. (The)	771	35,767

Capital Markets - 1.0%
Invesco Ltd.	1,170	36,001

Chemicals - 2.9%
Huntsman Corp.	2,676	35,591
LyondellBasell Industries NV, Class A	420	35,943
Mosaic Co. (The)	1,326	35,802
		107,336
Commercial Services & Supplies - 2.0%
Pitney Bowes, Inc.	1,668	35,929
R.R. Donnelley & Sons Co.	2,271	37,244
		73,173
Containers & Packaging - 3.0%
International Paper Co.	873	35,828
Packaging Corp. of America	594	35,877
WestRock Co.	924	36,064
		107,769
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	930	36,428
CenturyLink, Inc.(a)	1,131	36,147
Frontier Communications Corp.	6,354	35,519
Verizon Communications, Inc.	669	36,179
		144,273
Electric Utilities - 9.1%
ALLETE, Inc.	639	35,829
Duke Energy Corp.(a)	472	38,081
Entergy Corp.	480	38,054
Exelon Corp.	999	35,824
Hawaiian Electric Industries, Inc.	1,125	36,450
OGE Energy Corp.	1,257	35,988
PPL Corp.	992	37,765
Southern Co. (The)	702	36,315
Xcel Energy, Inc.	858	35,882
		330,188
Electrical Equipment - 2.0%
Eaton Corp. plc(a)	609	38,099
Emerson Electric Co.(a)	660	35,891
		73,990
Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.	621	36,465

Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp.	720	37,210
Six Flags Entertainment Corp.	672	37,289
		74,499
Household Durables - 1.0%
Tupperware Brands Corp.	618	35,832

Independent Power and Renewable Electricity Producers - 2.0%
AES Corp.(a)	3,057	36,073
NRG Energy, Inc.	2,754	35,829
		71,902
Insurance - 2.9%
Mercury General Corp.	645	35,798
Old Republic International Corp.	1,938	35,427
Principal Financial Group, Inc.	912	35,978
		107,203
IT Services - 1.0%
International Business Machines Corp.	237	35,894

Leisure Products - 1.0%
Mattel, Inc.	1,059	35,604

Machinery - 2.0%
Caterpillar, Inc.(a)	468	35,821
Cummins, Inc.(a)	327	35,950
		71,771
Media - 1.0%
Regal Entertainment Group, Class A	1,695	35,832

Multiline Retail - 0.9%
Kohl's Corp.	741	34,538

Multi-Utilities - 4.1%
CenterPoint Energy, Inc.(a)	1,794	37,530
Consolidated Edison, Inc.(a)	480	36,778
Dominion Resources, Inc.(a)	475	35,682
Public Service Enterprise Group, Inc.	807	38,042
		148,032
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.(a)	375	35,775
Murphy Oil Corp.	1,422	35,820
Occidental Petroleum Corp.	501	34,284
ONEOK, Inc.	1,203	35,922
PBF Energy, Inc., Class A	1,077	35,757
Plains GP Holdings LP, Class A	4,170	36,237
Spectra Energy Corp.	1,182	36,169
Targa Resources Corp.	1,200	35,832
		285,796
Pharmaceuticals - 2.9%
AbbVie, Inc.(a)	618	35,300
Merck & Co., Inc.	675	35,714
Pfizer, Inc.	1,203	35,657
		106,671

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Real Estate Investment Trusts (REITs) - 15.2%
Chimera Investment Corp.	2,649	36,000
Columbia Property Trust, Inc.(a)	1,701	37,405
Corrections Corp. of America(a)	1,191	38,172
Gaming and Leisure Properties, Inc.	1,161	35,898
HCP, Inc.	1,092	35,577
Hospitality Properties Trust	1,431	38,007
LaSalle Hotel Properties	1,419	35,915
Liberty Property Trust	1,146	38,345
New Residential Investment Corp.	3,099	36,041
Omega Healthcare Investors, Inc.	1,059	37,383
RLJ Lodging Trust	1,656	37,889
Senior Housing Properties Trust	2,010	35,959
Spirit Realty Capital, Inc.	3,180	35,775
Starwood Property Trust, Inc.	1,974	37,368
WP Carey, Inc.	609	37,904
		553,638
Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM, Inc.	678	34,673

Specialty Retail - 2.0%
GameStop Corp., Class A	1,128	35,791
Staples, Inc.	3,264	36,002
		71,793
Technology Hardware, Storage & Peripherals - 2.0%
Seagate Technology plc	1,089	37,516
Western Digital Corp.	765	36,139
		73,655
Tobacco - 3.0%
Altria Group, Inc.	572	35,841
Philip Morris International, Inc.	381	37,380
Vector Group Ltd.	1,569	35,836
		109,057
Transportation Infrastructure - 1.0%
Macquarie Infrastructure Corp.	567	38,238

TOTAL COMMON STOCKS (COST $3,031,370)		3,088,331

MASTER LIMITED PARTNERSHIPS - 14.8%

Capital Markets - 1.0%
Blackstone Group LP (The)(a)	1,263	35,427

Gas Utilities - 1.0%
AmeriGas Partners LP	840	36,515

Industrial Conglomerates - 1.0%
Icahn Enterprises LP	570	35,939

Oil, Gas & Consumable Fuels - 11.8%
DCP Midstream Partners LP	1,299	35,372
Enbridge Energy Partners LP(a)	2,091	38,307
Energy Transfer Equity LP	4,947	35,272
Energy Transfer Partners LP	1,122	36,285
EnLink Midstream Partners LP	2,985	36,029
Genesis Energy LP	1,137	36,145
NuStar Energy LP	897	36,239
ONEOK Partners LP	1,191	37,397
Plains All American Pipeline LP	1,614	33,846
Sunoco LP	1,098	36,377
Western Gas Partners LP	825	35,813
Williams Partners LP	1,749	35,767
		432,849
TOTAL MASTER LIMITED PARTNERSHIPS (COST $638,913)		540,730

TOTAL LONG POSITIONS (COST $3,670,283)		3,629,061

Investments	Shares	Value ($)
SHORT POSITIONS - (49.4)%

COMMON STOCKS - (47.9)%

Aerospace & Defense - (0.5)%
Spirit AeroSystems Holdings, Inc., Class A*	(195)	(8,845)
TransDigm Group, Inc.*	(39)	(8,593)
		(17,438)
Airlines - (0.5)%
JetBlue Airways Corp.*	(396)	(8,364)
United Continental Holdings, Inc.*	(150)	(8,979)
		(17,343)
Banks - (3.1)%
Bank of America Corp.	(684)	(9,248)
Bank of the Ozarks, Inc.	(225)	(9,443)
Citigroup, Inc.	(222)	(9,268)
First Citizens BancShares, Inc., Class A	(36)	(9,039)
First Republic Bank	(129)	(8,597)
Home BancShares, Inc.	(219)	(8,968)
PrivateBancorp, Inc.	(246)	(9,496)
Signature Bank*	(66)	(8,984)
SVB Financial Group*	(96)	(9,797)
Synovus Financial Corp.	(324)	(9,367)
Western Alliance Bancorp*	(288)	(9,613)
Zions Bancorporation	(402)	(9,732)
		(111,552)
Beverages - (0.3)%
Monster Beverage Corp.*	(69)	(9,203)

Capital Markets - (1.5)%
Affiliated Managers Group, Inc.*	(54)	(8,770)
American Capital Ltd.*	(627)	(9,555)
Charles Schwab Corp. (The)	(327)	(9,163)
E*TRADE Financial Corp.*	(354)	(8,669)
Interactive Brokers Group, Inc., Class A	(228)	(8,965)
SEI Investments Co.	(213)	(9,170)
		(54,292)
Chemicals - (0.5)%
Sherwin-Williams Co. (The)	(33)	(9,394)
W.R. Grace & Co.*	(126)	(8,969)
		(18,363)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Commercial Services & Supplies - (0.3)%
Stericycle, Inc.*	(72)	(9,086)

Construction & Engineering - (0.3)%
Jacobs Engineering Group, Inc.*	(216)	(9,407)

Construction Materials - (0.7)%
Eagle Materials, Inc.	(129)	(9,044)
Martin Marietta Materials, Inc.	(57)	(9,092)
Vulcan Materials Co.	(84)	(8,868)
		(27,004)
Consumer Finance - (0.7)%
Ally Financial, Inc.*	(489)	(9,154)
LendingClub Corp.*	(999)	(8,292)
Synchrony Financial*	(312)	(8,942)
		(26,388)
Containers & Packaging - (1.2)%
Ball Corp.	(126)	(8,982)
Berry Plastics Group, Inc.*	(249)	(9,001)
Crown Holdings, Inc.*	(183)	(9,075)
Sealed Air Corp.	(186)	(8,930)
Silgan Holdings, Inc.	(168)	(8,933)
		(44,921)
Diversified Financial Services - (2.6)%
Berkshire Hathaway, Inc., Class B*	(63)	(8,938)
CBOE Holdings, Inc.	(129)	(8,428)
FactSet Research Systems, Inc.	(57)	(8,637)
Intercontinental Exchange, Inc.	(36)	(8,465)
MarketAxess Holdings, Inc.	(72)	(8,988)
McGraw Hill Financial, Inc.	(90)	(8,908)
Moody's Corp.	(93)	(8,980)
Morningstar, Inc.	(102)	(9,004)
MSCI, Inc.	(114)	(8,445)
Nasdaq, Inc.	(135)	(8,961)
Voya Financial, Inc.	(276)	(8,217)
		(95,971)
Diversified Telecommunication Services - (1.3)%
Level 3 Communications, Inc.*	(453)	(23,941)
SBA Communications Corp., Class A*	(243)	(24,341)
		(48,282)
Electric Utilities - (2.5)%
Avangrid, Inc.	(222)	(8,904)
Edison International	(126)	(9,058)
Eversource Energy	(153)	(8,926)
Great Plains Energy, Inc.	(279)	(8,998)
IDACORP, Inc.	(120)	(8,951)
ITC Holdings Corp.	(207)	(9,019)
NextEra Energy, Inc.	(75)	(8,875)
PG&E Corp.	(150)	(8,958)
Portland General Electric Co.	(228)	(9,004)
Westar Energy, Inc.	(180)	(8,930)
		(89,623)
Electrical Equipment - (0.2)%
Sensata Technologies Holding NV*	(231)	(8,972)

Energy Equipment & Services - (1.7)%
Baker Hughes, Inc.	(201)	(8,810)
Diamond Offshore Drilling, Inc.	(414)	(8,996)
FMC Technologies, Inc.*	(351)	(9,603)
Halliburton Co.	(252)	(9,002)
National Oilwell Varco, Inc.	(288)	(8,957)
Oceaneering International, Inc.	(270)	(8,975)
Schlumberger Ltd.	(123)	(9,071)
		(63,414)
Food & Staples Retailing - (0.5)%
Rite Aid Corp.*	(1,134)	(9,242)
Sprouts Farmers Market, Inc.*	(306)	(8,886)
		(18,128)
Food Products - (1.0)%
Hain Celestial Group, Inc. (The)*	(231)	(9,450)
Post Holdings, Inc.*	(123)	(8,459)
TreeHouse Foods, Inc.*	(102)	(8,849)
WhiteWave Foods Co. (The)*	(210)	(8,534)
		(35,292)
Gas Utilities - (2.5)%
AGL Resources, Inc.	(138)	(8,989)
Atmos Energy Corp.	(120)	(8,911)
Laclede Group, Inc. (The)	(132)	(8,943)
National Fuel Gas Co.	(180)	(9,009)
New Jersey Resources Corp.	(246)	(8,962)
ONE Gas, Inc.	(147)	(8,982)
Piedmont Natural Gas Co., Inc.	(150)	(8,974)
Southwest Gas Corp.	(135)	(8,890)
UGI Corp.	(222)	(8,944)
WGL Holdings, Inc.	(123)	(8,902)
		(89,506)
Health Care Equipment & Supplies - (0.2)%
Boston Scientific Corp.*	(480)	(9,029)

Health Care Providers & Services - (0.5)%
Express Scripts Holding Co.*	(132)	(9,067)
HCA Holdings, Inc.*	(114)	(8,898)
		(17,965)
Hotels, Restaurants & Leisure - (0.7)%
Chipotle Mexican Grill, Inc.*	(18)	(8,477)
MGM Resorts International*	(417)	(8,941)
Norwegian Cruise Line Holdings Ltd.*	(162)	(8,957)
		(26,375)
Household Durables - (0.5)%
Jarden Corp.*	(159)	(9,373)
Mohawk Industries, Inc.*	(51)	(9,736)
		(19,109)
Independent Power and Renewable Electricity Producers - (0.3)%
Calpine Corp.*	(597)	(9,056)

Insurance - (2.4)%
Alleghany Corp.*	(18)	(8,931)
American Financial Group, Inc.	(126)	(8,867)
Brown & Brown, Inc.	(252)	(9,022)
Loews Corp.	(228)	(8,723)
Markel Corp.*	(9)	(8,024)
Reinsurance Group of America, Inc.	(93)	(8,951)
RLI Corp.	(135)	(9,026)
Torchmark Corp.	(168)	(9,099)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
W.R. Berkley Corp.	(159)	(8,936)
White Mountains Insurance Group Ltd.	(12)	(9,631)
		(89,210)
Internet & Catalog Retail - (0.7)%
Amazon.com, Inc.*	(15)	(8,904)
Netflix, Inc.*	(90)	(9,201)
Priceline Group, Inc. (The)*	(6)	(7,734)
		(25,839)
Internet Software & Services - (1.0)%
Alphabet, Inc., Class A*	(12)	(9,155)
eBay, Inc.*	(360)	(8,589)
Facebook, Inc., Class A*	(78)	(8,900)
Yahoo!, Inc.*	(246)	(9,055)
		(35,699)
IT Services - (0.5)%
Cognizant Technology Solutions Corp., Class A*	(150)	(9,405)
PayPal Holdings, Inc.*	(231)	(8,917)
		(18,322)
Machinery - (0.5)%
Middleby Corp. (The)*	(84)	(8,969)
WABCO Holdings, Inc.*	(84)	(8,981)
		(17,950)
Media - (1.0)%
Discovery Communications, Inc., Class A*	(315)	(9,018)
DISH Network Corp., Class A*	(195)	(9,021)
Liberty Media Corp., Class A*	(228)	(8,807)
Sirius XM Holdings, Inc.*	(2,187)	(8,639)
		(35,485)
Metals & Mining - (0.5)%
Alcoa, Inc.	(936)	(8,967)
Newmont Mining Corp.	(339)	(9,011)
		(17,978)
Multiline Retail - (0.2)%
Dollar Tree, Inc.*	(105)	(8,658)

Multi-Utilities - (2.2)%
Alliant Energy Corp.	(120)	(8,914)
Black Hills Corp.	(150)	(9,019)
CMS Energy Corp.	(213)	(9,040)
DTE Energy Co.	(99)	(8,975)
NiSource, Inc.	(381)	(8,976)
NorthWestern Corp.	(144)	(8,892)
Sempra Energy	(87)	(9,052)
Vectren Corp.	(177)	(8,949)
WEC Energy Group, Inc.	(150)	(9,011)
		(80,828)
Oil, Gas & Consumable Fuels - (7.2)%
Anadarko Petroleum Corp.	(192)	(8,941)
Apache Corp.	(183)	(8,932)
Cabot Oil & Gas Corp.	(423)	(9,606)
Cheniere Energy, Inc.*	(255)	(8,627)
Cimarex Energy Co.	(93)	(9,046)
Columbia Pipeline Group, Inc.	(357)	(8,961)
Concho Resources, Inc.*	(93)	(9,397)
ConocoPhillips	(222)	(8,940)
Devon Energy Corp.	(327)	(8,973)
Diamondback Energy, Inc.*	(126)	(9,725)
Energen Corp.	(246)	(9,001)
EOG Resources, Inc.	(123)	(8,927)
EQT Corp.	(135)	(9,080)
Exxon Mobil Corp.	(108)	(9,028)
Gulfport Energy Corp.*	(318)	(9,012)
Hess Corp.	(171)	(9,003)
HollyFrontier Corp.	(252)	(8,901)
Marathon Oil Corp.	(801)	(8,923)
Marathon Petroleum Corp.	(264)	(9,816)
Newfield Exploration Co.*	(270)	(8,977)
Noble Energy, Inc.	(309)	(9,706)
Parsley Energy, Inc., Class A*	(396)	(8,950)
Phillips 66	(102)	(8,832)
Pioneer Natural Resources Co.	(63)	(8,867)
QEP Resources, Inc.	(639)	(9,016)
RSP Permian, Inc.*	(309)	(8,973)
Tesoro Corp.	(111)	(9,547)
Valero Energy Corp.	(138)	(8,851)
World Fuel Services Corp.	(195)	(9,473)
		(264,031)
Personal Products - (0.2)%
Herbalife Ltd.*	(147)	(9,049)

Pharmaceuticals - (0.7)%
Allergan plc*	(33)	(8,845)
Mylan NV*	(195)	(9,038)
Valeant Pharmaceuticals International, Inc.*	(342)	(8,995)
		(26,878)
Professional Services - (0.7)%
IHS, Inc., Class A*	(72)	(8,939)
TransUnion*	(324)	(8,946)
Verisk Analytics, Inc.*	(114)	(9,111)
		(26,996)
Real Estate Investment Trusts (REITs) - (1.0)%
American Homes 4 Rent, Class A	(615)	(9,779)
CyrusOne, Inc.	(198)	(9,039)
Equity Commonwealth*	(318)	(8,974)
Forest City Realty Trust, Inc., Class A	(426)	(8,984)
		(36,776)
Real Estate Management & Development - (1.1)%
CBRE Group, Inc., Class A*	(339)	(9,770)
Howard Hughes Corp. (The)*	(90)	(9,530)
Jones Lang LaSalle, Inc.	(84)	(9,855)
Realogy Holdings Corp.*	(255)	(9,208)
		(38,363)
Road & Rail - (0.5)%
Hertz Global Holdings, Inc.*	(852)	(8,972)
Old Dominion Freight Line, Inc.*	(129)	(8,981)
		(17,953)
Software - (0.5)%
Adobe Systems, Inc.*	(102)	(9,568)
salesforce.com, Inc.*	(123)	(9,081)
		(18,649)
Specialty Retail - (1.0)%
AutoZone, Inc.*	(12)	(9,560)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
CarMax, Inc.*	(174)	(8,892)
O'Reilly Automotive, Inc.*	(33)	(9,031)
Ulta Salon Cosmetics & Fragrance, Inc.*	(45)	(8,718)
		(36,201)
Textiles, Apparel & Luxury Goods - (0.2)%
Under Armour, Inc., Class A*	(102)	(8,653)

Trading Companies & Distributors - (0.5)%
HD Supply Holdings, Inc.*	(273)	(9,028)
United Rentals, Inc.*	(144)	(8,955)
		(17,983)
Water Utilities - (0.5)%
American Water Works Co., Inc.	(129)	(8,892)
Aqua America, Inc.	(282)	(8,973)
		(17,865)
Wireless Telecommunication Services - (0.7)%
Telephone & Data Systems, Inc.	(801)	(24,102)

TOTAL COMMON STOCKS (COST $(1,774,608))		(1,749,187)

MASTER LIMITED PARTNERSHIPS - (1.5)%

Oil, Gas & Consumable Fuels - (1.5)%
Antero Midstream Partners LP	(393)	(8,689)
Boardwalk Pipeline Partners LP	(612)	(9,021)
Cheniere Energy Partners LP	(315)	(9,085)
EQT Midstream Partners LP	(123)	(9,155)
Magellan Midstream Partners LP	(126)	(8,669)
Shell Midstream Partners LP	(240)	(8,786)

TOTAL MASTER LIMITED PARTNERSHIPS (COST $(56,090))		(53,405)

TOTAL SHORT POSITIONS (COST $(1,830,698))		(1,802,592)

Total Investments - 50.1% (Cost $1,839,585)		1,826,469
Other Assets Less Liabilities - 49.9%		1,821,099
Net assets - 100.0%		3,647,568

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $603,355.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$232,096
Aggregate gross unrealized depreciation	(281,187)
Net unrealized depreciation	$(49,091)
Federal income tax cost of investments	$1,875,560

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

March 31, 2016 (Unaudited)

1.	Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the QuantShares Funds (collectively the ‘‘Funds’’ or individually a ‘‘Fund’’): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund. FFCM, LLC (the ‘‘Adviser’’) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a ‘‘Target Index’’). There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their net asset value and market value, respectively.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2016 (Unaudited)

The following is a summary of the valuations as of March 31, 2016 for each fund based upon the three levels defined above:

	LEVEL 1- Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$4,543,203	$31,659	$—	$4,574,862
Liabilities:	(4,522,641)	—	—	(4,522,641)
Totals:	$20,562	$31,659	$—	$52,221
QuantShares U.S. Market Neutral Value Fund
Assets:	$2,265,108	$22,789	$—	$2,287,897
Liabilities:	(2,280,218)	(13,966)	—	(2,294,184)
Totals:	$(15,110)	$8,823	$—	$(6,287)
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,907,242	$10,622	$—	$1,917,864
Liabilities:	(1,870,652)	(15,583)	—	(1,886,235)
Totals:	$36,590	$(4,961)	$—	$31,629
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$51,380,431	$579,014	$—	$51,959,445
Liabilities:	(52,733,576)	(229,349)	—	(52,962,925)
Totals:	$(1,353,145)	$349,665	$—	$(1,003,480)
QuantShares Hedged Dividend Income Fund
Assets:	$3,629,061	$—	$—	$3,629,061
Liabilities:	(1,802,592)	—	—	(1,802,592)
Totals:	$1,826,469	$—	$—	$1,826,469

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended March 31, 2016, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Levels 1, 2, and 3 for the period ending March 31, 2016 based on the valuation input Levels assigned to securities on June 30, 2015.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Short Sales

The Funds may enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2016 (Unaudited)

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ net asset value (“NAV”) over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended March 31, 2016:

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$456,108	$(554,606)
QuantShares U.S. Market Neutral Value Fund	331,037	(326,180)
QuantShares U.S. Market Neutral Size Fund	299,025	(325,110)
QuantShares U.S. Market Neutral Anti-Beta Fund	3,206,462	(2,665,729)

3.	Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk: For the QuantShares Hedged Dividend Income Fund, high dividend investing entails taking long positions in securities in each of 10 sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in securities in each of 10 sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Authorized Participants Concentration Risk: The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk: The Funds may invest in Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are ‘‘qualified publicly traded partnerships’’ for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2016 (Unaudited)

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
May 26, 2016

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 26, 2016